First American Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 22.1%

COMMUNICATION SERVICES - 2.3%
Alphabet, Inc. - Class A	25,798	$8,074,774
Alphabet, Inc. - Class C	21,468	6,736,658
AT&T, Inc.	32,971	819,000
Charter Communications, Inc. - Class A (b)	1,453	303,314
Electronic Arts, Inc.	1,944	397,218
Meta Platforms, Inc. - Class A	12,954	8,550,806
Netflix, Inc. (b)	21,583	2,023,622
New York Times Co. (The) - Class A	4,513	313,292
Universal Music Group NV	16,562	432,690
Walt Disney Co.	6,951	790,815
Total Communication Services		28,442,189

CONSUMER DISCRETIONARY - 2.4%
ADT, Inc.	27,444	221,473
Amazon.com, Inc. (b)	45,301	10,456,377
Best Buy Co., Inc.	5,003	334,851
Birkenstock Holding PLC (b)	17,905	732,315
Cava Group, Inc. (b)	7,150	419,633
eBay, Inc.	3,187	277,588
Floor & Decor Holdings, Inc. - Class A (b)	609	37,082
General Motors Co.	30,867	2,510,104
Genius Sports Ltd. (b)	66,065	728,036
Graham Holdings Co. - Class B	196	215,326
Hilton Worldwide Holdings, Inc.	2,844	816,939
Home Depot, Inc. (The)	6,303	2,168,862
Life Time Group Holdings, Inc. (b)	38,485	1,022,931
Lowe's Cos., Inc.	5,199	1,253,791
Marriott International, Inc./MD - Class A	5,938	1,842,205
McDonald's Corp.	2,390	730,456
NIKE, Inc. - Class B	2,076	132,262
O'Reilly Automotive, Inc. (b)	18,651	1,701,158
PulteGroup, Inc.	7,094	831,842
Tesla, Inc. (b)	5,795	2,606,127
Vail Resorts, Inc.	1,586	210,621
Viking Holdings Ltd. (b)	10,078	719,670
Total Consumer Discretionary		29,969,649

CONSUMER STAPLES - 1.0%
Casey's General Stores, Inc.	588	324,993
Coca-Cola Co. (The)	19,723	1,378,835
Costco Wholesale Corp.	2,905	2,505,098
Darling Ingredients, Inc. (b)	49,400	1,778,400
Hershey Co. (The)	948	172,517
Keurig Dr Pepper, Inc.	10,290	288,223
Kimberly-Clark Corp.	2,396	241,732
Kroger Co.	6,760	422,365
Molson Coors Beverage Co. - Class B	8,929	416,806
Performance Food Group Co. (b)	4,535	407,787
Procter & Gamble Co. (The)	5,690	815,434
Target Corp.	3,745	366,074
Turning Point Brands, Inc.	6,600	715,440
Vital Farms, Inc. (b)	26,870	858,228
Walmart, Inc.	14,634	1,630,374
Total Consumer Staples		12,322,306

ENERGY - 0.6%
Antero Resources Corp. (b)	80,582	2,776,856
Baker Hughes Co.	30,250	1,377,585
ConocoPhillips	8,401	786,417
Exxon Mobil Corp.	10,723	1,290,406
Magnolia Oil & Gas Corp. - Class A	25,425	556,553
Permian Resources Corp.	24,126	338,488
Total Energy		7,126,305

FINANCIALS - 3.2%
Affirm Holdings, Inc. (b)	3,865	287,672
Ameriprise Financial, Inc.	6,145	3,013,139
Apollo Global Management, Inc.	7,981	1,155,329
Arch Capital Group Ltd. (b)	7,753	743,668
Assured Guaranty Ltd.	3,118	280,215
Axos Financial, Inc. (b)	11,365	979,208
Bank of America Corp.	64,618	3,553,990
Bank of New York Mellon Corp. (The)	11,165	1,296,145
Berkshire Hathaway, Inc. - Class B (b)	4,415	2,219,200
Blackrock, Inc.	702	751,379
Chime Financial, Inc. - Class A (b)	33,745	849,362
Chubb Ltd.	8,789	2,743,223
Citigroup, Inc.	15,469	1,805,078
Coinbase Global, Inc. - Class A (b)	1,678	379,463
Corebridge Financial, Inc.	13,092	394,986
Fifth Third Bancorp	6,923	324,066
Goldman Sachs Group, Inc. (The)	2,844	2,499,876
Intercontinental Exchange, Inc.	14,252	2,308,254
Jefferies Financial Group, Inc.	2,091	129,579
JPMorgan Chase & Co.	16,085	5,182,909
KKR & Co., Inc.	2,347	299,195
Mastercard, Inc. - Class A	4,513	2,576,381
Morgan Stanley	2,453	435,481
Palomar Holdings, Inc. (b)	4,635	624,612
PayPal Holdings, Inc.	1,799	105,026
Raymond James Financial, Inc.	8,070	1,295,961
Starwood Property Trust, Inc.	19,796	356,526
TPG, Inc.	4,709	300,622
UMB Financial Corp.	5,196	597,748
Visa, Inc. - Class A	9,332	3,272,826
Total Financials		40,761,119

HEALTH CARE - 2.8%
AbbVie, Inc.	5,199	1,187,919
Adaptive Biotechnologies Corp. (b)	120,538	1,957,537
Amgen, Inc.	1,164	380,989
Artivion, Inc. (b)	17,790	811,402
AstraZeneca PLC - ADR	3,825	351,632
AtriCure, Inc. (b)	16,400	648,784
Becton Dickinson & Co.	926	179,709
Bio-Rad Laboratories, Inc. - Class A (b)	816	247,240
Bio-Techne Corp.	34,103	2,005,597
Boston Scientific Corp. (b)	13,434	1,280,932
Cigna Group (The)	3,033	834,773
CVS Health Corp.	5,381	427,036
Dexcom, Inc. (b)	15,478	1,027,275
Eli Lilly & Co.	3,603	3,872,072
Glaukos Corp. (b)	8,105	915,136
Guardant Health, Inc. (b)	38,470	3,929,326
Guardian Pharmacy Services, Inc. - Class A (b)	2,433	73,209
HCA Healthcare, Inc.	562	262,375
Hinge Health, Inc. - Class A (b)	13,885	644,958
Humana, Inc.	900	230,517
Johnson & Johnson	5,200	1,076,140
McKesson Corp.	1,316	1,079,502
Medline, Inc. - Class A (b)	555	23,310
Medtronic PLC	4,288	411,905
Merck & Co., Inc.	7,948	836,606
PROCEPT BioRobotics Corp. (b)	19,070	599,942
Regeneron Pharmaceuticals, Inc.	783	604,374
Repligen Corp. (b)	4,360	714,430
Royalty Pharma PLC - Class A	3,259	125,928
Tenet Healthcare Corp. (b)	3,005	597,154
Thermo Fisher Scientific, Inc.	4,610	2,671,264
Twist Bioscience Corp. (b)	20,640	654,701
uniQure NV (b)	5,440	130,179
UnitedHealth Group, Inc.	2,656	876,772
Vericel Corp. (b)	25,630	922,936
Vertex Pharmaceuticals, Inc. (b)	2,771	1,256,261
Waystar Holding Corp. (b)	20,325	665,644
Total Health Care		34,515,466

INDUSTRIALS - 1.9%
AMETEK, Inc.	12,014	2,466,594
Amprius Technologies, Inc. (b)	37,270	294,060
API Group Corp. (b)	25,970	993,612
Boeing Co. (The) (b)	3,379	733,648
Cardinal Infrastructure Group, Inc. - Class A (b)	6,620	160,072
Casella Waste Systems, Inc. - Class A (b)	12,785	1,252,163
CECO Environmental Corp. (b)	17,800	1,065,330
Cintas Corp.	1,079	202,928
Deere & Co.	783	364,541
FedEx Corp.	1,717	495,973
General Electric Co.	4,415	1,359,952
Honeywell International, Inc.	7,683	1,498,876
Huron Consulting Group, Inc. (b)	3,905	675,214
Modine Manufacturing Co. (b)	7,105	948,589
Nextpower, Inc. - Class A (b)	3,970	345,827
Norfolk Southern Corp.	7,087	2,046,159
Northrop Grumman Corp.	783	446,474
Otis Worldwide Corp.	11,872	1,037,019
Owens Corning	1,146	128,249
RTX Corp.	3,042	557,903
Snap-on, Inc.	588	202,625
Southwest Airlines Co.	25,512	1,054,411
SPX Technologies, Inc. (b)	3,787	757,627
Trane Technologies PLC	5,778	2,248,798
Union Pacific Corp.	5,072	1,173,255
United Rentals, Inc.	741	599,706
VSE Corp.	3,805	657,390
Total Industrials		23,766,995

INFORMATION TECHNOLOGY - 6.6%
Adobe, Inc. (b)	1,011	353,840
Advanced Micro Devices, Inc. (b)	573	122,714
Agilysys, Inc. (b)	3,325	395,143
Amphenol Corp. - Class A	15,302	2,067,912
Analog Devices, Inc.	9,136	2,477,683
Apple, Inc.	58,731	15,966,610
Applied Materials, Inc.	6,966	1,790,192
Braze, Inc. - Class A (b)	5,410	185,509
Broadcom, Inc.	28,095	9,723,680
Cisco Systems, Inc.	18,840	1,451,245
Crowdstrike Holdings, Inc. - Class A (b)	2,019	946,426
Fair Isaac Corp. (b)	70	118,343
Gartner, Inc. (b)	1,045	263,633
GoDaddy, Inc. - Class A (b)	1,880	233,270
Guidewire Software, Inc. (b)	3,039	610,869
Intel Corp. (b)	4,939	182,249
International Business Machines Corp.	2,550	755,336
Lam Research Corp.	11,578	1,981,922
Lattice Semiconductor Corp. (b)	12,800	941,824
MACOM Technology Solutions Holdings, Inc. (b)	4,870	834,134
Microsoft Corp.	31,627	15,295,450
Novanta, Inc. (b)	8,115	965,604
NVIDIA Corp.	89,150	16,626,475
Oracle Corp.	9,953	1,939,939
Palantir Technologies, Inc. - Class A (b)	1,405	249,739
Qnity Electronics, Inc.	2,244	183,223
QUALCOMM, Inc.	4,317	738,423
Rambus, Inc. (b)	7,165	658,392
Salesforce, Inc.	3,043	806,121
ServiceTitan, Inc. - Class A (b)	9,270	987,255
Silicon Motion Technology Corp. - ADR	4,605	426,883
SiTime Corp. (b)	2,450	865,315
Synopsys, Inc. (b)	2,751	1,292,200
Twilio, Inc. - Class A (b)	4,455	633,679
Total Information Technology		83,071,232

MATERIALS - 0.3%
Amcor PLC	34,859	290,724
Avery Dennison Corp.	10,883	1,979,400
DuPont de Nemours, Inc.	5,551	223,150
Eastman Chemical Co.	2,896	184,852
Freeport-McMoRan, Inc.	13,016	661,083
Nucor Corp.	3,648	595,025
Solstice Advanced Materials, Inc. (b)	686	33,326
Total Materials		3,967,560

REAL ESTATE - 0.5%
Armada Hoffler Properties, Inc. REIT	36,306	240,346
BXP, Inc.	770	51,960
CBRE Group, Inc. - Class A (b)	10,434	1,677,683
CoStar Group, Inc. (b)	3,380	227,271
FirstService Corp.	8,110	1,261,348
Gaming and Leisure Properties, Inc. REIT	20,855	932,010
Prologis, Inc. REIT	8,572	1,094,301
Total Real Estate		5,484,919

UTILITIES - 0.5%
American Water Works Co., Inc.	8,624	1,125,432
Constellation Energy Corp.	3,227	1,140,002
NextEra Energy, Inc.	23,603	1,894,849
NRG Energy, Inc.	6,864	1,093,023
PG&E Corp.	58,808	945,045
Total Utilities		6,198,351
TOTAL COMMON STOCKS (Cost $221,225,225)		275,626,091

EXCHANGE-TRADED FUNDS - 75.0%
iShares Russell 1000 ETF	5,073	1,894,461
Schwab US Large-Cap ETF (a)	34,706,079	933,940,586
TOTAL EXCHANGE-TRADED FUNDS (Cost $749,584,948)		935,835,047

MUTUAL FUNDS - 2.4%
PIMCO RAE US Small Fund - Institutional Class (Cost $28,764,327)	2,602,317	30,264,941

SHORT-TERM INVESTMENTS - 0.6%
BlackRock Liquidity FedFund - Institutional Class, 3.65% (c) (Cost $7,655,759)	7,655,759	7,655,759

TOTAL INVESTMENTS - 100.1% (Cost $1,007,230,259)		$1,249,381,838
OTHER ASSETS AND LIABILITIES, NET - (0.1)%		(675,120)
NET ASSETS - 100.0%		$1,248,706,718

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$275,193,401	$432,690	$–	$275,626,091
Exchange-Traded Funds	935,835,047	–	–	935,835,047
Mutual Funds	30,264,941	–	–	30,264,941
Money Market Funds	7,655,759	–	–	7,655,759
Total Investments	$1,248,949,148	$432,690	$–	$1,249,381,838

*See Schedule of Investments for additional detailed categorizations.

First American Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 44.2%

AUSTRALIA - 1.1%
Aeris Resources Ltd. (b)	199,327	$79,839
ANZ Group Holdings Ltd.	28,559	691,055
Aristocrat Leisure Ltd.	72,955	2,829,210
BHP Group Ltd.	11,623	350,737
BlueScope Steel Ltd.	25,008	400,015
Brambles Ltd.	171,990	2,636,319
Capricorn Metals Ltd. (b)	11,583	110,438
Cogstate Ltd.	15,498	23,198
Fleetwood Ltd.	7,752	13,735
Genesis Minerals Ltd. (b)	9,070	43,601
GR Engineering Services Ltd.	29,714	88,328
Horizon Oil Ltd.	215,936	29,486
Macmahon Holdings Ltd.	136,065	60,305
Northern Star Resources Ltd.	138,632	2,459,120
Pro Medicus Ltd.	2,572	376,619
Qantas Airways Ltd.	44,387	306,224
REA Group Ltd.	106	12,975
South32 Ltd.	43,156	102,455
Vault Minerals Ltd. (b)	96,093	348,348
Whitehaven Coal Ltd.	13,388	69,190
Total Australia		11,031,197

AUSTRIA - 0.4%
Erste Group Bank AG	30,475	3,666,432
Fabasoft AG	1,638	30,621
Palfinger AG	231	9,040
Raiffeisen Bank International AG	9,646	431,349
Zumtobel Group AG	1,953	7,791
Total Austria		4,145,233

BELGIUM - 0.3%
Home Invest Belgium SA	1,112	24,021
KBC Group NV	5,488	713,346
UCB SA	6,907	1,926,479
Total Belgium		2,663,846

BERMUDA - 0.3%
Arch Capital Group Ltd. (b)	34,990	3,356,241

BRAZIL - 0.9%
Banco BTG Pactual SA	260,002	2,509,039
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	121,260	2,944,684
NU Holdings Ltd./Cayman Islands - Class A (b)	188,410	3,153,984
Total Brazil		8,607,707

BRITAIN - 5.7%
3i Group PLC	79,400	3,454,471
accesso Technology Group PLC (b)	6,576	29,342
Aon PLC - Class A	5,420	1,912,610
Ashtead Group PLC	28,988	1,977,701
AstraZeneca PLC	48,600	8,951,693
AstraZeneca PLC - ADR	5,425	498,720
BAE Systems PLC	251,100	5,772,520
Barclays PLC	599,551	3,805,966
Barclays PLC - ADR	59,447	1,512,926
BP PLC - ADR	40,001	1,389,235
Coca-Cola Europacific Partners PLC	23,140	2,098,798
Diageo PLC	51,524	1,109,859
dotdigital group PLC	46,816	42,528
Endeavour Mining PLC	636	32,931
Foxtons Group PLC	31,033	24,820
GSK PLC	58,198	1,430,242
GSK PLC - ADR	31,616	1,550,449
Haleon PLC	354,751	1,795,086
Halfords Group PLC	21,670	41,035
International Consolidated Airlines Group SA	60,461	334,774
NatWest Group PLC	147,584	1,287,217
Next PLC	724	133,204
Odfjell Technology Ltd.	6,777	37,960
Rentokil Initial PLC	194,312	1,160,592
Rolls-Royce Holdings PLC	761,593	11,837,503
Sage Group PLC (The)	7,347	106,984
Speedy Hire PLC	27,025	9,095
Standard Chartered PLC	27,967	682,980
TechnipFMC PLC	27,635	1,231,416
Unilever PLC	18,648	1,222,313
Total Britain		55,474,970

CANADA - 2.0%
B2Gold Corp.	8,700	39,172
Bonterra Energy Corp. (b)	4,600	15,148
Brookfield Corp.	73,113	3,356,950
Cameco Corp.	31,807	2,912,465
Canada Goose Holdings, Inc. (b)	6,004	77,752
Canadian Natural Resources Ltd.	61,670	2,088,841
Canadian Pacific Kansas City Ltd.	44,590	3,283,162
Centerra Gold, Inc.	9,100	131,009
CES Energy Solutions Corp.	2,100	18,773
Dexterra Group, Inc.	2,275	19,293
Dynacor Group, Inc.	5,600	23,949
Eldorado Gold Corp. (b)	3,300	118,603
Enerflex Ltd.	3,309	51,013
FirstService Corp.	500	77,757
Fortuna Mining Corp. (b)	20,224	198,181
Hudbay Minerals, Inc.	7,000	138,975
Kinaxis, Inc. (b)	600	75,661
Kinross Gold Corp.	87,333	2,459,869
Martinrea International, Inc.	6,179	46,639
Melcor Developments Ltd.	2,000	22,207
Sangoma Technologies Corp. (b)	1,700	8,534
Saputo, Inc.	800	24,078
Shopify, Inc. - Class A (b)	18,120	2,916,776
Waste Connections, Inc.	10,960	1,921,946
Total Canada		20,026,753

CHINA - 1.8%
Carpenter Tan Holdings Ltd.	41,500	42,156
China Xinhua Education Group Ltd. (b)(c)	150,000	10,739
Contemporary Amperex Technology Co. Ltd. - Class A	51,321	2,686,769
Eastroc Beverage Group Co. Ltd.	38,809	1,483,995
Modern Land China Co., Ltd. (b)	430,000	774
Natural Food International Holding Ltd.	174,681	24,378
New Hope Service Holdings Ltd.	71,000	17,681
Sany Heavy Industry Co. Ltd. - Class A	464,204	1,401,775
Tencent Holdings Ltd.	128,000	9,808,286
WuXi AppTec Co. Ltd. - Class A	126,921	1,639,483
Xin Point Holdings Ltd.	34,000	16,695
Yangzijiang Shipbuilding Holdings Ltd.	172,100	465,954
Total China		17,598,685

CURACAO - 0.1%
HAL Trust	2,776	461,318

DENMARK - 0.3%
AP Moller - Maersk A/S - Class B	292	673,040
Columbus A/S	1,227	1,843
Genmab A/S (b)	1,103	340,843
Novo Nordisk A/S	36,470	1,858,978
Total Denmark		2,874,704

FINLAND - 0.1%
Kone Oyj - Class B	2,063	146,324
Nokia Oyj - ADR	18,389	118,977
Nordea Bank Abp	10,456	197,099
Orion Oyj	309	22,923
Sampo Oyj	8,202	99,420
Wartsila OYJ Abp	22,113	782,354
Total Finland		1,367,097

FRANCE - 2.7%
AKWEL SADIR	736	7,093
Amundi SA (c)	12,877	1,064,981
BNP Paribas SA	21,037	1,990,636
CBo Territoria	4,714	20,157
Cie de Saint-Gobain SA	15,722	1,595,986
Cie Generale des Etablissements Michelin SCA	40,179	1,332,490
Dassault Aviation SA	48	15,381
Fountaine Pajot SA	82	9,977
Gaztransport Et Technigaz SA	723	132,643
Klepierre SA	17,439	690,479
LVMH Moet Hennessy Louis Vuitton SE	2,067	1,558,310
Manitou BF SA	530	11,988
NRJ Group	1,377	13,037
Orange SA	195,635	3,264,199
Safran SA	25,815	8,983,118
Sanofi SA	2,367	229,641
Societe Generale SA	50,739	4,087,928
TotalEnergies SE	22,243	1,449,749
Total France		26,457,793

GERMANY - 4.9%
Aumovio SE (b)	1,939	97,710
Commerzbank AG	32,631	1,381,467
Deutsche Bank AG	37,948	1,475,972
Deutsche Boerse AG	8,060	2,117,046
Deutsche Lufthansa AG	25,997	257,069
E.ON SE	139,992	2,653,812
Fresenius SE & Co. KGaA	57,248	3,294,926
GEA Group AG	4,457	302,601
Gesco SE	1,042	17,451
HOCHTIEF AG	950	376,010
Infineon Technologies AG	45,033	1,995,358
KSB SE & Co. KGaA	26	29,466
M1 Kliniken AG	1,141	25,418
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,402	2,246,604
Nemetschek SE	19,173	2,090,609
Rheinmetall AG	2,951	5,411,248
SAP SE	18,240	4,462,928
Scout24 SE (c)	3,087	311,156
Siemens AG	12,178	3,420,017
Siemens Energy AG (b)	111,248	15,722,403
Symrise AG	9,539	771,902
Technotrans SE	922	37,128
Zeal Network SE	608	37,541
Total Germany		48,535,842

GREECE - 0.2%
Alpha Bank SA	409,158	1,720,637

HONG KONG - 0.6%
AIA Group Ltd.	383,600	3,940,145
APT Satellite Holdings Ltd.	94,000	33,577
Bank of East Asia Ltd. (The)	86,000	147,031
Chen Hsong Holdings	38,098	7,683
Futu Holdings Ltd. - ADR (b)	1,278	209,860
Giordano International Ltd.	128,000	23,519
Intron Technology Holdings Ltd.	90,000	22,832
Jardine Matheson Holdings Ltd.	3,000	204,611
Johnson Electric Holdings Ltd.	13,000	49,257
KLN Logistics Group Ltd.	173,038	157,424
Midland Holdings Ltd. (b)	204,000	60,156
PAX Global Technology Ltd.	138,000	89,363
PC Partner Group Ltd.	16,000	10,709
Pico Far East Holdings Ltd.	264,607	90,991
Sa Sa International Holdings Ltd.	132,000	10,167
Singamas Container Holdings Ltd.	276,253	24,474
SITC International Holdings Co., Ltd.	116,043	414,589
Techtronic Industries Co., Ltd.	9,000	103,399
VTech Holdings Ltd.	3,200	25,161
Wharf Real Estate Investment Co. Ltd.	43,000	135,492
Yue Yuen Industrial Holdings Ltd.	107,000	219,371
Total Hong Kong		5,979,811

INDIA - 1.0%
Bharti Airtel Ltd.	123,054	2,886,738
Hindustan Aeronautics Ltd.	28,629	1,397,900
ICICI Bank Ltd. - ADR	172,192	5,131,322
Total India		9,415,960

IRELAND - 0.5%
Accenture PLC - Class A	6,619	1,775,878
Experian PLC	77,569	3,508,160
Origin Enterprises PLC	8,956	43,021
Total Ireland		5,327,059

ISRAEL - 0.3%
Check Point Software Technologies Ltd. (b)	1,728	320,648
Monday.com Ltd. (b)	10,080	1,487,405
Nice Ltd. - ADR (b)	1,840	207,994
Teva Pharmaceutical Industries Ltd. - ADR (b)	31,610	986,548
Wix.com Ltd. (b)	3,559	369,744
Total Israel		3,372,339

ITALY - 0.8%
A2A SpA	180,434	489,288
Banca Mediolanum SpA	14,793	336,840
Banca Monte dei Paschi di Siena SpA	244,940	2,607,542
Cairo Communication SpA (b)	7,053	23,285
Emak SpA	21,988	23,844
Eni SpA	17,117	324,677
Ferrari NV	5,540	2,062,730
Leonardo SpA	1,342	76,877
Orsero SpA	3,283	71,393
Piquadro SpA	6,750	19,733
Prysmian SpA	13,816	1,377,618
Total Italy		7,413,827

JAPAN - 5.4%
Advantest Corp.	5,200	656,469
Aisin Corp.	11,000	205,720
Ajis Co., Ltd.	800	15,110
Astellas Pharma, Inc.	9,900	132,274
Brother Industries Ltd.	4,400	87,784
CTS Co., Ltd.	4,600	30,716
Daihatsu Diesel Manufacturing Co., Ltd.	1,600	25,930
Dai-Ichi Cutter Kogyo KK	2,800	25,031
Dai-ichi Life Holdings, Inc.	38,000	315,485
Daiichi Sankyo Co., Ltd.	1,500	31,946
Daikin Industries Ltd.	8,800	1,129,683
Denso Corp.	43,100	594,538
Eisai Co., Ltd.	33,000	979,036
ENEOS Holdings, Inc.	102,700	725,749
FANUC Corp.	32,400	1,260,998
Fast Retailing Co., Ltd.	5,300	1,922,057
Fujitsu Ltd.	1,000	27,418
GMO GlobalSign Holdings KK	900	13,542
Honda Motor Co. Ltd.	17,300	169,347
Ichikoh Industries Ltd.	4,900	16,092
ID Holdings Corp.	1,600	22,258
Idemitsu Kosan Co., Ltd.	40,300	303,986
JAC Recruitment Co., Ltd.	2,200	14,930
Japan Exchange Group, Inc.	37,500	400,250
Japan Post Bank Co., Ltd.	5,700	80,165
Japan Post Holdings Co., Ltd.	82,800	870,710
Kanamoto Co., Ltd.	900	22,505
Kita-Nippon Bank Ltd. (The)	800	23,103
Kuriyama Holdings Corp.	900	9,532
Lasertec Corp.	100	18,979
Makiya Co., Ltd.	1,100	8,491
Mazda Motor Corp.	52,500	410,015
Mitsubishi Heavy Industries Ltd.	182,700	4,474,682
Mizuho Financial Group, Inc.	98,200	3,565,809
MonotaRO Co., Ltd.	123,300	1,980,294
Murata Manufacturing Co., Ltd.	9,900	205,520
Nanyo Corp.	1,600	14,698
NEC Corp.	9,300	313,587
NEOJAPAN, Inc.	1,600	18,512
Nintendo Co., Ltd.	103,800	7,011,622
Nippon Shinyaku Co., Ltd.	7,000	252,210
Nissan Motor Co., Ltd. (b)	71,700	178,088
Nomura Holdings, Inc.	32,200	267,853
Ono Pharmaceutical Co., Ltd.	9,900	137,222
ORIX Corp.	15,200	441,892
Otsuka Corp.	11,400	234,682
Otsuka Holdings Co., Ltd.	23,700	1,338,923
Pan Pacific International Holdings Corp.	666,000	3,968,849
Recruit Holdings Co., Ltd.	55,800	3,183,226
Rheon Automatic Machinery Co., Ltd.	3,700	34,371
Ricoh Co., Ltd.	25,000	219,479
SCREEN Holdings Co., Ltd.	200	19,391
Seiko Epson Corp.	6,100	77,308
Sekisui Kasei Co., Ltd. (b)	5,400	13,796
Sompo Holdings, Inc.	99,200	3,377,244
Sony Group Corp.	303,100	7,747,284
Sumitomo Electric Industries Ltd.	1,700	68,831
Sumitomo Mitsui Financial Group, Inc.	34,400	1,107,108
Sysmex Corp.	26,700	263,173
Taiko Bank Ltd. (The)	1,500	19,781
Takaoka Toko Co., Ltd.	1,900	47,244
Tokyo Electron Ltd.	3,800	834,547
Toyokumo, Inc.	900	15,825
Toyota Motor Corp.	18,600	397,888
Trend Micro, Inc./Japan (b)	12,900	534,152
Trinity Industrial Corp.	1,500	12,419
Yokogawa Electric Corp.	4,500	144,321
Yokowo Co., Ltd.	2,300	33,072
Yushin Precision Equipment Co., Ltd.	5,900	26,783
Total Japan		53,131,535

MACAO - 0.0% (d)
MGM China Holdings Ltd.	45,200	75,867

MEXICO - 0.5%
Grupo Mexico SAB de CV - Class B	352,118	3,328,085
Wal-Mart de Mexico SAB de CV	600,832	1,868,810
Total Mexico		5,196,895

NETHERLANDS - 2.3%
ABN AMRO Bank NV (c)	64,478	2,250,603
Adyen NV (b)(c)	1,990	3,192,896
Akzo Nobel NV	13,613	945,474
Argenx SE - ADR (b)	366	307,788
ASM International NV	4,020	2,423,328
ASML Holding NV	6,446	6,896,318
Euronext NV (c)	735	110,318
Heineken NV	13,000	1,063,417
ING Groep NV	45,743	1,285,889
Koninklijke Ahold Delhaize NV	30,968	1,270,082
Koninklijke Philips NV	9,388	254,086
Magnum Ice Cream Co. NV (b)	4,195	67,126
NN Group NV	14,189	1,092,316
SBM Offshore NV	39,229	1,125,345
Wolters Kluwer NV	6,142	637,701
Total Netherlands		22,922,687

NEW ZEALAND - 0.0% (d)
Aroa Biosurgery Ltd. (b)	35,869	17,711
Fisher & Paykel Healthcare Corp. Ltd.	15,570	338,713
Scales Corp. Ltd.	3,335	11,438
Total New Zealand		367,862

NORWAY - 0.0% (d)
BW Offshore Ltd.	13,379	59,940
Noram Drilling AS	6,101	19,969
Yara International ASA	6,377	261,284
Total Norway		341,193

PERU - 0.3%
Credicorp Ltd.	9,432	2,706,984

PORTUGAL - 0.2%
Galp Energia SGPS SA	115,076	1,960,387
Ibersol SGPS SA	2,340	27,235
Jeronimo Martins SGPS SA	13,321	317,311
Total Portugal		2,304,933

SINGAPORE - 1.1%
BRC Asia Ltd.	14,800	48,178
DBS Group Holdings Ltd.	62,300	2,726,520
Far East Orchard Ltd.	15,300	14,738
Hafnia Ltd.	3,936	21,207
HRnetgroup Ltd.	101,100	58,980
Info-Tech Systems Integrators Pte Ltd.	33,500	20,329
OKP Holdings Ltd.	53,600	52,848
Raffles Medical Group Ltd.	16,900	13,411
Sea Ltd. - ADR (b)	43,330	5,527,608
Singapore Exchange Ltd.	57,800	759,498
Singapore Technologies Engineering Ltd.	7,900	51,542
Singapore Telecommunications Ltd.	155,800	552,007
UMS Integration Ltd.	180,800	199,072
Venture Corp. Ltd.	39,100	459,740
Total Singapore		10,505,678

SOUTH KOREA - 1.5%
Korea Electric Power Corp.	76,246	2,478,184
Samsung C&T Corp.	13,422	2,211,152
Samsung Electronics Co., Ltd.	60,987	5,082,919
Samsung Electronics Co., Ltd. - GDR (e)	900	1,840,499
Shinhan Financial Group Co. Ltd.	50,957	2,719,311
Total South Korea		14,332,065

SPAIN - 1.0%
ACS Actividades de Construccion y Servicios SA	1,204	119,411
Banco Bilbao Vizcaya Argentaria SA	94,248	2,204,471
Banco Santander SA	386,562	4,536,240
CaixaBank SA	103,542	1,264,478
Grupo Empresarial San Jose SA	3,607	31,750
Indra Sistemas SA	27,205	1,542,632
Naturhouse Health SAU	579	1,494
Total Spain		9,700,476

SWEDEN - 0.9%
Assa Abloy AB - Class B	40,163	1,557,098
Boliden AB (b)	13,167	728,664
Cloetta AB - Class B	9,157	40,113
Skandinaviska Enskilda Banken AB - Class A	7,890	166,562
Spotify Technology SA (b)	8,323	4,833,249
Telefonaktiebolaget LM Ericsson - ADR	101,605	980,488
Total Sweden		8,306,174

SWITZERLAND - 2.7%
ABB Ltd.	27,388	2,024,557
Alcon AG	18,762	1,490,330
Cie Financiere Richemont SA	14,701	3,172,714
Coca-Cola HBC AG	55,015	2,849,034
dormakaba Holding AG	520	42,047
DSM-Firmenich AG	9,507	768,262
Galderma Group AG	725	147,163
Klingelnberg AG	360	5,003
Kongsberg Automotive ASA (b)	94,473	19,435
Logitech International SA	10,590	1,078,514
Multitude AG	1,918	13,208
Novartis AG	19,021	2,627,527
Roche Holding AG	12,993	5,369,592
Schindler Holding AG	2,242	844,921
Sunrise Communications AG	18,032	964,985
Temenos AG	459	45,857
Trifork Group AG (b)	1,308	18,684
UBS Group AG	105,421	4,873,303
Total Switzerland		26,355,136

TAIWAN - 2.1%
Accton Technology Corp.	38,000	1,423,305
Taiwan Semiconductor Manufacturing Co., Ltd.	196,000	9,575,262
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	30,690	9,326,384
Total Taiwan		20,324,951

UNITED ARAB EMIRATES - 0.2%
Aldar Properties PJSC	629,212	1,490,562

UNITED STATES - 1.7%
Carnival PLC - ADR (b)	2,927	88,776
Coupang, Inc. (b)	127,170	2,999,940
Ferguson Enterprises, Inc.	12,220	2,720,539
Linde PLC	5,350	2,281,186
Philip Morris International, Inc.	31,660	5,078,264
Seagate Technology Holdings PLC	14,150	3,896,769
Total United States		17,065,474

URUGUAY - 0.3%
MercadoLibre, Inc. (b)	1,360	2,739,394
TOTAL COMMON STOCKS (Cost $344,902,213)		433,698,885

PREFERRED STOCKS - 0.0% (d)

GERMANY - 0.0% (d)
Henkel AG & Co. KGaA, 0.00% (Cost $505,161)	6,047	494,216

EXCHANGE-TRADED FUNDS - 54.6%
iShares Core MSCI EAFE ETF	1,629	145,730
Schwab Emerging Markets Equity ETF	6,504,452	213,020,803
Schwab International Equity ETF (a)	13,429,121	322,836,069
TOTAL EXCHANGE-TRADED FUNDS (Cost $447,466,727)		536,002,602

SHORT-TERM INVESTMENTS - 1.1%
BlackRock Liquidity FedFund - Institutional Class, 3.65% (f) (Cost $10,797,808)	10,797,808	10,797,808

TOTAL INVESTMENTS - 99.9% (Cost $803,671,909)		$980,993,511
OTHER ASSETS AND LIABILITIES, NET - 0.1%		676,164
NET ASSETS - 100.0%		$981,669,675

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $6,940,693 or 0.7% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exempt registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees.. As of December 31, 2025, the value of these securities totaled $1,840,499 or 0.2% of the Fund’s net assets.

(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
ADR	American Depositary Receipt
ASA	Advanced Subscription Agreement
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Australia	$–	$11,031,197	$–	$11,031,197
Austria	–	4,145,233	–	4,145,233
Belgium	–	2,663,846	–	2,663,846
Bermuda	3,356,241	–	–	3,356,241
Brazil	8,607,707	–	–	8,607,707
Britain	10,194,154	45,280,816	–	55,474,970
Canada	20,026,753	–	–	20,026,753
China	774	17,598,091	–	17,598,865
Curacao	–	461,318	–	461,318
Denmark	–	2,874,704	–	2,874,704
Finland	118,977	1,248,120	–	1,367,097
France	–	26,457,793	–	26,457,793
Germany	–	48,535,842	–	48,535,842
Greece	–	1,720,637	–	1,720,637
Hong Kong	266,956	5,712,855	–	5,979,811
India	5,131,322	4,284,638	–	9,415,960
Ireland	1,775,878	3,551,181	–	5,327,059
Israel	3,372,339	–	–	3,372,339
Italy	–	7,413,827	–	7,413,827
Japan	–	53,131,535	–	53,131,535
Macao	–	75,687	–	75,687
Mexico	5,196,895	–	–	5,196,895
Netherlands	7,271,232	15,651,455	–	22,922,687
New Zealand	–	367,862	–	367,862
Norway	–	341,193	–	341,193
Peru	2,706,984	–	–	2,706,984
Portugal.	–	2,304,933	–	2,304,933
Singapore	5,527,608	4,978,070	–	10,505,678
South Korea	–	14,332,065	–	14,332,065
Spain	–	9,700,476	–	9,700,476
Sweden	5,813,737	2,492,437	–	8,306,174
Switzerland	–	26,355,136	–	26,355,136
Taiwan	9,326,384	10,998,567	–	20,324,951
United Arab Emirates	–	1,490,562	–	1,490,562
United States	17,065,474	–	–	17,065,474
Uruguay	2,739,394	–	–	2,739,394
Total Common Stocks	108,498,809	325,200,076	–	433,698,885
Preferred Stocks	–	494,216	–	494,216
Exchange-Traded Funds	536,002,602	–	–	536,002,602
Money Market Funds	10,797,808	–	–	10,797,808
Total Investments*	$655,299,219	$325,694,292	$–	$980,993,511

*See Schedule of Investments for additional detailed categorizations.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 22.9%

BASIC MATERIALS - 0.4%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$1,000,000	$1,019,829
CF Industries, Inc.
5.30%, 11/26/2035	131,000	130,546
5.38%, 03/15/2044	181,000	169,537
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 4.75%, 05/15/2030 (a)	370,000	374,767
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (a)	115,000	119,107
7.38%, 05/01/2033 (a)	70,000	72,802
Dow Chemical Co.
5.65%, 03/15/2036	135,000	134,404
5.60%, 02/15/2054	2,500,000	2,172,476
DuPont de Nemours, Inc.
4.73%, 11/15/2028 (a)	312,000	315,949
5.42%, 11/15/2048	15,000	14,264
Eastman Chemical Co., 5.75%, 03/08/2033	114,000	119,461
Ecolab, Inc.
5.25%, 01/15/2028	105,000	107,807
4.30%, 06/15/2028	58,000	58,607
2.70%, 12/15/2051	175,000	108,032
Georgia-Pacific LLC
0.95%, 05/15/2026 (a)	434,000	429,152
4.40%, 06/30/2028 (a)	51,000	51,605
Mosaic Co., 4.60%, 11/15/2030	103,000	103,203
Novelis Corp., 6.88%, 01/30/2030 (a)	125,000	129,794
Nucor Corp.
4.30%, 05/23/2027	123,000	123,766
5.10%, 06/01/2035	139,000	142,034
PPG Industries, Inc., 4.38%, 03/15/2031	153,000	152,817
Steel Dynamics, Inc.
4.00%, 12/15/2028	73,000	72,916
5.38%, 08/15/2034	70,000	72,519
Westlake Corp., 3.38%, 08/15/2061	199,000	116,834
Total Basic Materials		6,312,228

COMMUNICATIONS - 1.3%
Alphabet, Inc.
1.10%, 08/15/2030	2,500,000	2,203,548
4.10%, 11/15/2030	425,000	426,304
5.35%, 11/15/2045	89,000	88,438
5.25%, 05/15/2055	6,000	5,747
5.30%, 05/15/2065	89,000	83,703
5.70%, 11/15/2075	89,000	87,598
Amazon.com, Inc.
3.90%, 11/20/2028	236,000	236,722
4.10%, 11/20/2030	157,000	157,171
4.65%, 11/20/2035	305,000	303,767
4.05%, 08/22/2047	78,000	64,072
5.55%, 11/20/2065	271,000	262,869
AT&T, Inc.
2.25%, 02/01/2032	1,320,000	1,157,648
2.55%, 12/01/2033	280,000	238,972
5.40%, 02/15/2034	51,000	52,880
4.50%, 05/15/2035	115,000	110,466
4.90%, 08/15/2037	159,000	154,571
4.75%, 05/15/2046	407,000	352,639
3.50%, 09/15/2053	630,000	421,611
5.70%, 11/01/2054	180,000	172,650
6.05%, 08/15/2056	107,000	107,629
3.65%, 09/15/2059	28,000	18,465
3.85%, 06/01/2060	62,000	42,536
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	1,423,000	1,503,393
Charter Communications Operating LLC / Charter Communications Operating Capital
6.38%, 10/23/2035	57,000	58,827
3.50%, 06/01/2041	92,000	65,439
3.50%, 03/01/2042	430,000	298,309
5.38%, 05/01/2047	400,000	329,498
4.80%, 03/01/2050	503,000	377,853
6.70%, 12/01/2055	62,000	59,445
3.85%, 04/01/2061	58,000	34,563
Cisco Systems, Inc., 5.10%, 02/24/2035	232,000	238,366
Comcast Corp.
1.95%, 01/15/2031	90,000	80,224
4.65%, 02/15/2033	2,500,000	2,509,220
5.17%, 01/15/2037 (a)	143,000	140,993
4.60%, 10/15/2038	103,000	95,894
4.00%, 03/01/2048	252,000	189,554
5.50%, 05/15/2064	101,000	90,309
Cox Communications, Inc.
2.60%, 06/15/2031 (a)	625,000	556,649
5.45%, 09/01/2034 (a)	1,320,000	1,298,824
5.95%, 09/01/2054 (a)	88,000	77,036
Fox Corp., 5.58%, 01/25/2049	114,000	109,641
Meta Platforms, Inc.
4.60%, 11/15/2032	590,000	594,743
4.88%, 11/15/2035	765,000	763,975
5.50%, 11/15/2045	89,000	86,421
5.63%, 11/15/2055	180,000	172,759
5.55%, 08/15/2064	59,000	54,728
Motorola Solutions, Inc., 5.55%, 08/15/2035	185,000	192,252
Paramount Global
5.85%, 09/01/2043	27,000	22,230
5.25%, 04/01/2044	71,000	53,596
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (a)	225,000	226,926
Time Warner Cable LLC
6.55%, 05/01/2037	4,000	4,082
5.50%, 09/01/2041	217,000	190,451
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	147,506
3.00%, 02/15/2041	1,481,000	1,103,564
3.60%, 11/15/2060	102,000	67,765
Uber Technologies, Inc., 4.80%, 09/15/2035	250,000	248,680
Verizon Communications, Inc.
2.55%, 03/21/2031	477,000	435,593
4.50%, 08/10/2033	177,000	174,196
5.25%, 04/02/2035	183,000	185,999
5.40%, 07/02/2037 (a)	21,000	21,225
3.40%, 03/22/2041	117,000	91,613
2.85%, 09/03/2041	84,000	60,540
5.75%, 11/30/2045	71,000	70,493
3.88%, 03/01/2052	117,000	86,679
5.88%, 11/30/2055	250,000	247,000
3.00%, 11/20/2060	219,000	127,613
6.00%, 11/30/2065	135,000	133,238
WULF Compute LLC, 7.75%, 10/15/2030 (a)	990,000	1,019,946
Total Communications		21,447,856

CONSUMER, CYCLICAL - 1.1%
AutoNation, Inc., 4.45%, 01/15/2029	1,110,000	1,113,054
AutoZone, Inc., 5.10%, 07/15/2029	46,000	47,321
BMW US Capital LLC, 4.50%, 08/11/2030 (a)	52,000	52,261
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	150,000	155,348
Daimler Truck Finance North America LLC
5.13%, 01/19/2028 (a)	159,000	162,018
4.65%, 10/12/2030 (a)	150,000	151,061
Dana, Inc., 5.38%, 11/15/2027	75,000	74,876
Darden Restaurants, Inc., 4.35%, 10/15/2027	77,000	77,359
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)	1,950,000	1,961,842
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)	350,000	343,233
Ford Motor Co., 4.75%, 01/15/2043	156,000	123,541
Ford Motor Credit Co. LLC
5.85%, 05/17/2027	1,200,000	1,218,230
5.11%, 05/03/2029	1,500,000	1,502,315
5.88%, 11/07/2029	400,000	410,606
6.05%, 11/05/2031	205,000	209,986
Gap, Inc.
3.63%, 10/01/2029 (a)	50,000	47,373
3.88%, 10/01/2031 (a)	125,000	115,538
General Motors Co.
5.35%, 04/15/2028	110,000	112,682
6.60%, 04/01/2036	840,000	914,184
General Motors Financial Co., Inc.
2.40%, 10/15/2028	1,155,000	1,101,330
2.70%, 06/10/2031	112,000	101,417
5.60%, 06/18/2031	311,000	324,108
3.10%, 01/12/2032	60,000	54,689
Home Depot, Inc., 4.90%, 04/15/2029	90,000	92,595
Hyundai Capital America
4.85%, 03/25/2027 (a)	92,000	92,811
4.88%, 11/01/2027 (a)	184,000	186,411
4.55%, 09/26/2029 (a)	445,000	447,214
4.50%, 09/18/2030 (a)	454,000	454,041
5.40%, 06/23/2032 (a)	111,000	115,072
Lennar Corp., 5.20%, 07/30/2030	73,000	75,049
Lowe's Cos., Inc.
2.80%, 09/15/2041	1,250,000	898,550
5.75%, 07/01/2053	1,150,000	1,137,912
Marriott International, Inc./MD
2.85%, 04/15/2031	151,000	139,990
3.50%, 10/15/2032	899,000	839,365
5.50%, 04/15/2037	58,000	59,374
Mattel, Inc., 5.45%, 11/01/2041	200,000	188,056
McDonald's Corp.
4.80%, 08/14/2028	279,000	284,895
3.63%, 09/01/2049	136,000	100,081
Newell Brands, Inc.
6.38%, 05/15/2030	60,000	58,594
6.63%, 05/15/2032	35,000	33,956
O'Reilly Automotive, Inc., 3.60%, 09/01/2027	175,000	173,970
Qnity Electronics, Inc.
5.75%, 08/15/2032 (a)	35,000	35,786
6.25%, 08/15/2033 (a)	20,000	20,731
Ross Stores, Inc., 4.70%, 04/15/2027	395,000	397,147
Southwest Airlines Co., 5.25%, 11/15/2035	216,000	211,238
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030 (a)	100,000	100,603
Tenneco, Inc., 8.00%, 11/17/2028 (a)	200,000	200,640
United Airlines, Inc.
4.38%, 04/15/2026 (a)	185,000	184,769
4.63%, 04/15/2029 (a)	35,000	34,848
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028 (a)	380,000	385,728
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	1,047,045
Whirlpool Corp., 6.13%, 06/15/2030	40,000	39,951
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	150,000	138,653
Total Consumer, Cyclical		18,549,447

CONSUMER, NON-CYCLICAL - 3.4%
180 Medical, Inc., 3.88%, 10/15/2029 (a)	400,000	389,335
AbbVie, Inc.
4.95%, 03/15/2031	119,000	123,045
4.55%, 03/15/2035	380,000	374,101
4.05%, 11/21/2039	207,000	184,782
4.75%, 03/15/2045	150,000	136,571
4.25%, 11/21/2049	377,000	310,480
Agilent Technologies, Inc.
2.75%, 09/15/2029	178,000	169,915
2.30%, 03/12/2031	272,000	246,063
Amgen, Inc.
5.15%, 03/02/2028	119,000	121,783
5.25%, 03/02/2030	53,000	54,973
5.25%, 03/02/2033	140,000	144,923
5.15%, 11/15/2041	55,000	53,217
4.40%, 05/01/2045	46,000	39,343
5.65%, 03/02/2053	165,000	161,568
5.75%, 03/02/2063	87,000	84,884
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	118,781
4.90%, 02/01/2046	235,000	217,349
Ascension Health
2.53%, 11/15/2029	630,000	595,507
3.11%, 11/15/2039	120,000	95,489
Astrazeneca Finance LLC
4.88%, 03/03/2028	161,000	164,468
4.85%, 02/26/2029	194,000	199,183
4.90%, 03/03/2030	175,000	180,701
Automatic Data Processing, Inc., 4.45%, 09/09/2034	1,000,000	996,980
BAT Capital Corp.
6.34%, 08/02/2030	130,000	140,604
2.73%, 03/25/2031	620,000	571,628
5.35%, 08/15/2032	200,000	207,799
4.39%, 08/15/2037	730,000	672,447
Baxter International, Inc., 5.65%, 12/15/2035	62,000	62,745
Becton Dickinson & Co.
4.69%, 02/13/2028	155,000	157,050
4.30%, 08/22/2032	70,000	68,876
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	173,000	185,042
3.25%, 08/01/2042	64,000	49,156
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,450,000	1,331,376
Capital Impact Partners, 5.34%, 08/01/2030	1,000,000	1,024,212
Cardinal Health, Inc.
4.50%, 09/15/2030	75,000	75,711
4.60%, 03/15/2043	312,000	273,654
4.50%, 11/15/2044	265,000	228,081
5.75%, 11/15/2054	59,000	58,857
Cargill, Inc., 4.13%, 10/23/2030 (a)	405,000	403,245
Cencora, Inc.
5.13%, 02/15/2034	137,000	140,525
4.30%, 12/15/2047	89,000	74,516
Cigna Group (The)
4.38%, 10/15/2028	76,000	76,691
2.40%, 03/15/2030	374,000	347,106
2.38%, 03/15/2031	218,000	197,308
3.88%, 10/15/2047	66,000	50,806
3.40%, 03/15/2050	259,000	181,109
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,049,177
Conagra Brands, Inc., 7.00%, 10/01/2028	188,000	200,418
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	959,169
Constellation Brands, Inc., 4.35%, 05/09/2027	80,000	80,296
CVS Health Corp.
5.55%, 06/01/2031	156,000	163,264
4.78%, 03/25/2038	365,000	344,528
2.70%, 08/21/2040	745,000	531,382
5.13%, 07/20/2045	616,000	556,129
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	155,000	159,327
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	56,273
Elevance Health, Inc.
6.10%, 10/15/2052	19,000	19,586
5.70%, 09/15/2055	63,000	61,721
Eli Lilly & Co.
3.10%, 05/15/2027	52,000	51,552
4.75%, 02/12/2030	102,000	104,885
4.60%, 08/14/2034	106,000	106,307
5.00%, 02/09/2054	335,000	312,935
5.20%, 08/14/2064	125,000	117,619
5.65%, 10/15/2065	62,000	62,472
EMD Finance LLC
4.13%, 08/15/2028 (a)	400,000	400,879
5.00%, 10/15/2035 (a)	150,000	150,763
Flowers Foods, Inc., 6.20%, 03/15/2055	200,000	187,720
Ford Foundation (The), 2.82%, 06/01/2070	1,201,000	677,077
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	200,000	205,887
Gilead Sciences, Inc.
4.80%, 11/15/2029	122,000	125,526
5.10%, 06/15/2035	80,000	81,984
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	106,000	107,737
Global Payments, Inc.
5.20%, 11/15/2032	100,000	100,047
5.55%, 11/15/2035	175,000	173,938
Haleon US Capital LLC, 4.00%, 03/24/2052	250,000	196,302
HCA, Inc.
3.38%, 03/15/2029	66,000	64,299
3.50%, 09/01/2030	151,000	145,210
5.45%, 04/01/2031	102,000	106,457
5.50%, 03/01/2032	112,000	116,712
7.75%, 07/15/2036	150,000	175,763
3.50%, 07/15/2051	173,000	117,260
4.63%, 03/15/2052	192,000	156,799
Henry J Kaiser Family Foundation/CA, 4.21%, 12/01/2030	750,000	750,698
Herc Holdings, Inc.
7.00%, 06/15/2030 (a)	80,000	84,194
5.75%, 03/15/2031 (a)	125,000	126,856
7.25%, 06/15/2033 (a)	40,000	42,415
Hershey Co., 4.55%, 02/24/2028	84,000	85,320
Hormel Foods Corp., 4.80%, 03/30/2027	137,000	138,472
Humana, Inc.
4.88%, 04/01/2030	165,000	167,327
5.88%, 03/01/2033	55,000	57,773
Kaiser Foundation Hospitals, 2.81%, 06/01/2041	2,500,000	1,856,634
Kellanova, 7.45%, 04/01/2031	226,000	258,571
Kenvue, Inc., 4.85%, 05/22/2032	108,000	110,438
Kraft Heinz Foods Co.
5.20%, 03/15/2032	76,000	78,153
4.38%, 06/01/2046	160,000	132,179
4.88%, 10/01/2049	90,000	77,431
Kroger Co.
5.00%, 09/15/2034	68,000	68,376
3.88%, 10/15/2046	42,000	32,631
5.50%, 09/15/2054	128,000	121,895
5.65%, 09/15/2064	221,000	210,812
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (a)	75,000	72,549
4.38%, 01/31/2032 (a)	225,000	214,352
Mars, Inc.
4.65%, 04/20/2031 (a)	2,687,000	2,743,073
5.20%, 03/01/2035 (a)	1,320,000	1,356,735
5.65%, 05/01/2045 (a)	110,000	110,882
5.70%, 05/01/2055 (a)	284,000	282,900
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	124,152
3.89%, 07/01/2116	75,000	51,634
Mather Foundation, 2.68%, 10/01/2031	1,000,000	899,164
McKesson Corp., 4.95%, 05/30/2032	189,000	194,245
Medline Borrower LP, 3.88%, 04/01/2029 (a)	175,000	170,854
Merck & Co., Inc., 5.70%, 12/04/2065	63,000	62,324
Mylan, Inc.
5.40%, 11/29/2043	180,000	154,612
5.20%, 04/15/2048	135,000	109,695
NBM US Holdings, Inc., 6.63%, 08/06/2029 (a)	800,000	808,800
Novartis Capital Corp., 4.00%, 09/18/2031	99,000	98,491
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	40,621
PepsiCo, Inc.
4.45%, 02/07/2028	122,000	123,783
3.60%, 02/18/2028	98,000	97,782
4.65%, 07/23/2032	108,000	110,075
2.88%, 10/15/2049	1,000,000	657,734
Pfizer, Inc., 3.88%, 11/15/2027	121,000	121,397
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	593,649
5.13%, 02/15/2030	1,165,000	1,204,232
5.50%, 09/07/2030	480,000	504,710
Pilgrim's Pride Corp.
3.50%, 03/01/2032	520,000	480,374
6.25%, 07/01/2033	310,000	331,393
President and Fellows of Harvard College
5.63%, 10/01/2038	210,000	221,356
6.50%, 01/15/2039 (a)	105,000	120,024
Procter & Gamble Co.
1.20%, 10/29/2030	1,150,000	1,012,363
4.55%, 01/29/2034	1,000,000	1,015,422
Providence St. Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	103,443
Quanta Services, Inc.
2.90%, 10/01/2030	116,000	108,572
2.35%, 01/15/2032	123,000	108,325
5.25%, 08/09/2034	138,000	141,492
3.05%, 10/01/2041	104,000	77,018
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	600,000	365,925
RELX Capital, Inc., 5.25%, 03/27/2035	115,000	118,691
Roche Holdings, Inc.
4.91%, 03/08/2031 (a)	200,000	206,865
4.37%, 12/02/2032 (a)	200,000	199,228
5.59%, 11/13/2033 (a)	980,000	1,047,727
4.59%, 09/09/2034 (a)	410,000	409,031
Rollins, Inc., 5.25%, 02/24/2035	380,000	387,701
S&P Global, Inc.
2.70%, 03/01/2029	155,000	148,965
4.25%, 01/15/2031 (a)	74,000	73,981
SSM Health Care Corp., 4.89%, 06/01/2028	450,000	457,324
Sutter Health
5.16%, 08/15/2033	409,000	420,623
4.09%, 08/15/2048	125,000	101,702
Sysco Corp.
2.40%, 02/15/2030	2,500,000	2,326,686
5.10%, 09/23/2030	151,000	155,913
4.50%, 04/01/2046	113,000	97,072
4.45%, 03/15/2048	101,000	85,502
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	196,235
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	91,000	93,677
4.47%, 10/07/2032	107,000	107,341
Trustees of Boston College, 3.13%, 07/01/2052	169,000	114,862
Trustees of Dartmouth College, 4.27%, 06/01/2030	1,000,000	1,008,800
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	534,471
2.52%, 07/01/2050	90,000	56,337
Unilever Capital Corp.
2.13%, 09/06/2029	675,000	634,175
4.63%, 08/12/2034	1,950,000	1,963,648
United Rentals North America, Inc.
5.25%, 01/15/2030	45,000	45,617
3.88%, 02/15/2031	62,000	59,130
3.75%, 01/15/2032	50,000	46,909
UnitedHealth Group, Inc.
4.90%, 04/15/2031	106,000	108,839
4.50%, 04/15/2033	1,560,000	1,551,063
5.00%, 04/15/2034	470,000	477,583
5.30%, 06/15/2035	75,000	77,653
4.25%, 06/15/2048	192,000	157,118
4.75%, 05/15/2052	695,000	599,382
4.95%, 05/15/2062	64,000	55,409
5.75%, 07/15/2064	275,000	268,485
University of Chicago (The), 2.76%, 04/01/2045	100,000	79,045
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	140,000	114,988
Viatris, Inc., 3.85%, 06/22/2040	35,000	26,868
Zoetis, Inc., 2.00%, 05/15/2030	675,000	617,539
Total Consumer, Non-Cyclical		54,595,897

ENERGY - 2.0%
APA Corp.
6.10%, 02/15/2035	300,000	308,383
5.35%, 07/01/2049	390,000	324,148
BP Capital Markets America, Inc., 3.54%, 04/06/2027	314,000	313,071
Cheniere Energy Partners LP
5.95%, 06/30/2033	500,000	530,186
5.55%, 10/30/2035 (a)	85,000	86,902
Chevron Corp., 2.24%, 05/11/2030	259,000	240,185
Civitas Resources, Inc.
8.63%, 11/01/2030 (a)	25,000	26,202
8.75%, 07/01/2031 (a)	145,000	150,423
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (a)	510,000	478,900
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030 (a)	215,000	227,439
ConocoPhillips Co.
5.05%, 09/15/2033	750,000	771,568
5.30%, 05/15/2053	950,000	884,972
Continental Wind LLC, 6.00%, 02/28/2033 (a)	846,145	866,336
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	327,325
6.75%, 09/15/2037 (a)	550,000	598,009
Diamondback Energy, Inc.
3.50%, 12/01/2029	93,000	90,217
6.25%, 03/15/2033	1,395,000	1,503,052
5.55%, 04/01/2035	975,000	1,002,136
4.40%, 03/24/2051	117,000	93,775
6.25%, 03/15/2053	53,000	53,506
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	500,000	502,202
4.95%, 05/15/2028	197,000	200,184
4.95%, 06/15/2028	115,000	116,901
7.38%, 02/01/2031 (a)	600,000	623,377
6.55%, 12/01/2033	760,000	832,980
5.15%, 02/01/2043	135,000	121,502
5.30%, 04/15/2047	110,000	97,611
5.40%, 10/01/2047	264,000	237,242
5.00%, 05/15/2050	850,000	711,151
Enterprise Products Operating LLC
4.60%, 01/15/2031	400,000	404,915
4.85%, 08/15/2042	200,000	185,151
3.70%, 01/31/2051	47,000	34,465
EOG Resources, Inc., 4.40%, 01/15/2031	154,000	154,599
Expand Energy Corp., 4.75%, 02/01/2032	274,000	270,303
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031 (a)	355,000	314,677
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	192,000	189,757
Hess Corp., 4.30%, 04/01/2027	400,000	401,692
HF Sinclair Corp., 5.00%, 02/01/2028	100,000	100,018
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030 (a)	125,000	121,463
6.25%, 04/15/2032 (a)	100,000	94,138
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	102,000	97,715
MPLX LP
1.75%, 03/01/2026	1,655,000	1,648,473
4.80%, 02/15/2031	180,000	181,890
5.40%, 09/15/2035	720,000	725,357
4.70%, 04/15/2048	245,000	203,625
5.95%, 04/01/2055	200,000	192,906
Murray Energy Corp., 12.00%, 04/15/2024 (a)(b)	180,991	0
Northwest Pipeline LLC, 4.00%, 04/01/2027	1,655,000	1,653,845
Occidental Petroleum Corp.
6.13%, 01/01/2031	146,000	154,311
6.45%, 09/15/2036	170,000	181,173
6.20%, 03/15/2040	380,000	385,873
4.40%, 04/15/2046	192,000	151,646
6.05%, 10/01/2054	675,000	645,606
ONEOK Partners LP, 6.65%, 10/01/2036	124,000	134,955
ONEOK, Inc.
3.10%, 03/15/2030	610,000	580,011
4.75%, 10/15/2031	203,000	204,079
5.20%, 07/15/2048	300,000	270,296
Ovintiv, Inc.
7.38%, 11/01/2031	231,000	257,640
6.25%, 07/15/2033	220,000	233,358
Pioneer Natural Resources Co., 7.20%, 01/15/2028	400,000	424,354
Plains All American Pipeline LP / PAA Finance Corp.
5.60%, 01/15/2036	61,000	61,706
4.30%, 01/31/2043	450,000	367,266
Repsol E&P Capital Markets US LLC, 5.98%, 09/16/2035 (a)	350,000	356,958
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	65,150	68,442
Shell Finance US, Inc., 4.13%, 11/06/2030	81,000	80,989
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	175,000	176,415
Targa Resources Corp.
6.50%, 03/30/2034	860,000	938,593
5.50%, 02/15/2035	150,000	153,653
5.40%, 07/30/2036	55,000	55,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	380,000	382,323
Topaz Solar Farms LLC
4.88%, 09/30/2039 (a)	263,174	234,554
5.75%, 09/30/2039 (a)	828,978	833,910
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/2050	230,000	176,610
5.75%, 03/15/2056 (a)	71,000	70,252
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	352,380
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	25,000	23,436
6.25%, 01/15/2030 (a)	400,000	404,966
4.13%, 08/15/2031 (a)	25,000	22,749
Western Midstream Operating LP
4.05%, 02/01/2030 (c)	1,210,000	1,185,413
5.50%, 12/15/2035	877,000	872,336
5.30%, 03/01/2048	56,000	48,285
Williams Cos., Inc.
4.63%, 06/30/2030	119,000	120,165
3.50%, 11/15/2030	1,220,000	1,170,329
5.75%, 06/24/2044	262,000	260,330
4.90%, 01/15/2045	200,000	178,987
Total Energy		31,514,286

FINANCIAL - 8.0%
200 Park Funding Trust, 5.74%, 02/15/2055 (a)	2,425,000	2,412,072
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	129,932
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031	210,000	214,869
American Express Co.
5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	316,000	319,670
5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	103,000	106,168
4.92% to 07/20/2032 then SOFR + 1.22%, 07/20/2033	73,000	74,292
5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	86,000	90,804
American Homes 4 Rent LP
4.95%, 06/15/2030	190,000	193,802
5.50%, 02/01/2034	1,750,000	1,807,039
American Tower Corp.
5.20%, 02/15/2029	240,000	246,998
2.30%, 09/15/2031	156,000	138,559
4.70%, 12/15/2032	50,000	50,011
American Tower Trust #1, 5.49%, 03/15/2028 (a)	1,815,000	1,845,394
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032	350,000	352,367
Aon North America, Inc.
5.30%, 03/01/2031	191,000	199,120
5.75%, 03/01/2054	17,000	16,914
Arthur J Gallagher & Co.
4.85%, 12/15/2029	300,000	306,982
5.75%, 03/02/2053	16,000	15,696
Assurant, Inc.
2.65%, 01/15/2032	420,000	371,879
5.55%, 02/15/2036	138,000	140,215
Athene Global Funding, 5.32%, 11/13/2031 (a)	509,000	516,038
Athene Holding Ltd., 3.45%, 05/15/2052	54,000	34,144
Bank of America Corp.
4.45%, 03/03/2026	1,525,000	1,526,099
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,367,000	1,363,722
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	544,000	537,158
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	445,000	429,816
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	221,000	228,150
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,538,638
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	555,000	496,258
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	82,000	81,799
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	745,000	767,012
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	101,000	103,295
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	345,000	353,357
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	55,000	57,310
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	432,000	406,830
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	83,000	74,108
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	111,000	87,568
Bank of New York Mellon Corp., 4.94% to 02/11/2030 then SOFR + 0.89%, 02/11/2031	177,000	182,008
BankUnited, Inc., 5.13%, 06/11/2030	292,000	293,419
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,229,564
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,429,641
Bridge Housing Corp.
3.25%, 07/15/2030	500,000	470,585
5.32%, 07/15/2035	600,000	599,657
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	625,000	616,169
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	455,735
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	1,225,000	1,223,139
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	260,000	293,838
CBRE Services, Inc., 4.90%, 01/15/2033	445,000	447,138
Chubb INA Holdings LLC, 4.65%, 08/15/2029	210,000	214,639
Citibank NA, 4.91%, 05/29/2030	252,000	259,235
Citigroup, Inc.
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	820,000	818,127
4.45%, 09/29/2027	1,569,000	1,579,093
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	610,000	604,470
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	306,000	308,433
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	152,380
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	300,000	272,258
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033	1,880,000	1,722,201
5.88%, 02/22/2033	278,000	296,981
6.00%, 10/31/2033	243,000	261,314
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	104,000	104,972
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	271,000	272,711
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	58,000	42,873
Citizens Financial Group, Inc.
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	384,000	402,589
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035	200,000	219,914
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	701,000	731,296
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	934,396
Crown Castle, Inc.
5.00%, 01/11/2028	108,000	109,688
5.60%, 06/01/2029	92,000	95,464
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 5.95%, 09/17/2030 (a)	665,000	634,303
Equitable America Global Funding, 4.30%, 12/15/2028 (a)	101,000	101,409
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	373,893
F&G Global Funding, 2.00%, 09/20/2028 (a)	400,000	374,719
Fidus Investment Corp., 6.75%, 03/19/2030	680,000	671,713
First Citizens BancShares, Inc./NC, 5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	195,000	194,661
First Horizon Corp., 5.51% to 03/07/2030 then SOFR + 1.77%, 03/07/2031	113,000	116,729
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	259,000	264,318
Fortitude Global Funding, 4.63%, 10/06/2028 (a)	380,000	380,075
Franklin BSP Capital Corp., 6.00%, 10/02/2030 (a)	930,000	921,440
GA Global Funding Trust, 4.50%, 09/18/2030 (a)	400,000	395,222
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031 (a)	940,000	768,234
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	99,000	97,265
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	919,575
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	1,216,000	1,218,530
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	69,000	69,941
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	965,000	996,503
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031	107,000	106,745
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	702,096
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	142,000	127,177
6.75%, 10/01/2037	531,000	592,796
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	156,000	120,539
5.73% to 01/28/2055 then SOFR + 1.70%, 01/28/2056	87,000	87,930
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (a)	58,000	58,235
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,250,000	1,284,885
6.38%, 07/01/2034	2,000,000	2,037,628
6.75%, 07/15/2035	1,025,000	1,070,852
8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056	650,000	679,289
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030 (a)	1,000,000	925,547
HNA 2015 LLC, 2.37%, 09/18/2027	99,273	96,945
Huntington Bancshares, Inc./OH, 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	152,077
Intercontinental Exchange, Inc., 4.95%, 06/15/2052	105,000	96,522
Jackson National Life Global Funding, 5.55%, 07/02/2027 (a)	500,000	510,309
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027	2,500,000	2,539,305
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	299,331
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	1,875,000	1,912,299
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	182,000	180,974
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	1,240,000	1,238,805
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	830,000	792,572
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,325,645
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,000,000	2,053,273
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	2,134,454
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	405,000	370,191
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	667,000	601,899
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	86,000	87,609
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	800,000	852,474
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	2,156,000	2,230,272
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	686,000	493,482
5.53% to 11/29/2044 then SOFR + 1.55%, 11/29/2045	54,000	54,823
KeyBank NA/Cleveland OH, 4.90%, 08/08/2032	250,000	249,479
KeyCorp
5.12% to 04/04/2030 then SOFR + 1.23%, 04/04/2031	140,000	143,782
6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	200,946
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	975,695
4.60%, 02/01/2033	135,000	134,909
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)	700,000	703,201
3.95%, 10/15/2050 (a)	120,000	88,738
3.95%, 05/15/2060 (a)	85,000	58,896
Lincoln Financial Global Funding, 4.63%, 08/18/2030 (a)	380,000	382,263
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	994,162
Lseg US Fin Corp., 5.30%, 03/28/2034 (a)	590,000	609,524
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	100,000	100,986
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	111,000	112,308
Mastercard, Inc.
1.90%, 03/15/2031	1,000,000	897,153
4.35%, 01/15/2032	148,000	148,735
Morgan Stanley
3.95%, 04/23/2027	950,000	949,327
3.59%, 07/22/2028 (d)	420,000	417,126
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,148,476
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030	323,000	331,581
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	440,000	442,438
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	51,000	51,617
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	55,000	53,439
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	186,603
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,236,098
5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	84,000	86,470
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	143,000	125,742
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	200,000	203,440
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	231,000	242,774
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	156,000	122,227
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,308,251
Morgan Stanley Private Bank NA
4.73% to 07/18/2030 then SOFR + 1.08%, 07/18/2031	1,505,000	1,525,615
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	2,525,000	2,531,610
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	144,807
3.50%, 03/15/2031	200,000	145,418
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	882,850
National Health Investors, Inc.
3.00%, 02/01/2031	118,000	107,110
5.35%, 02/01/2033	32,000	31,955
New York Life Global Funding
4.85%, 01/09/2028 (a)	77,000	78,393
4.55%, 01/28/2033 (a)	1,000,000	996,869
Northern Trust Corp., 5.12% to 11/19/2035 then 5 yr. CMT Rate + 1.05%, 11/19/2040	400,000	399,450
Northwestern Mutual Global Funding, 4.35%, 09/15/2027 (a)	103,000	103,778
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	62,000	65,801
OFS Capital Corp., 4.75%, 02/10/2026	164,000	163,549
Omnis Funding Trust, 6.72%, 05/15/2055 (a)	3,375,000	3,509,502
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	97,463
Pacific Life Insurance Co., 5.95%, 09/15/2055 (a)	133,000	133,285
PennyMac Financial Services, Inc., 4.25%, 02/15/2029 (a)	225,000	220,056
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	1,125,000	1,126,637
Preservation Of Affordable Housing, Inc., 4.48%, 12/01/2032	1,000,000	947,580
Private Export Funding Corp., 4.30%, 12/15/2028	1,000,000	1,017,577
Protective Life Corp., 4.70%, 01/15/2031 (a)	750,000	752,363
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048 (e)	81,000	81,815
Realty Income Corp., 3.25%, 01/15/2031	285,000	271,328
Regions Financial Corp.
5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	119,000	124,061
5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	90,000	92,704
7.38%, 12/10/2037	204,000	232,985
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	494,047
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (a)	425,000	418,801
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029 (a)	1,720,000	1,567,092
Securian Financial Group, Inc., 4.80%, 04/15/2048 (a)	250,000	217,197
Signature Bank, 9.33% (3 mo. AMERIBOR + 3.89%), 10/15/2030	150,000	108,000
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (a)	720,000	725,236
7.25%, 04/01/2029 (a)	1,000,000	1,056,102
6.00%, 04/15/2030 (a)	1,445,000	1,483,151
6.50%, 10/15/2030 (a)	2,105,000	2,194,660
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (a)	202,000	204,776
Sun Communities Operating LP, 2.70%, 07/15/2031	475,000	431,646
Synchrony Financial
5.15%, 03/19/2029	200,000	202,684
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	63,000	64,594
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	252,000	253,398
Teachers Insurance & Annuity Association of America, 3.30%, 05/15/2050 (a)	210,000	143,891
Thirax 2 LLC, 2.32%, 01/22/2034	716,689	658,150
Travelers Cos., Inc.
5.05%, 07/24/2035	1,650,000	1,675,790
5.70%, 07/24/2055	1,475,000	1,506,280
Truist Bank, 4.14% to 10/23/2028 then SOFR + 0.91%, 10/23/2029	745,000	744,432
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	323,633
Unum Group
5.25%, 12/15/2035	75,000	74,437
6.00%, 06/15/2054	130,000	128,372
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	195,000	170,190
USAA Capital Corp.
4.38%, 06/01/2028 (a)	154,000	155,889
2.13%, 05/01/2030 (a)	2,500,000	2,305,949
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (a)	1,100,000	1,112,346
Visa, Inc., 1.90%, 04/15/2027	1,000,000	979,445
W R Berkley Corp., 4.00%, 05/12/2050	160,000	122,253
Webster Financial Corp., 5.78% to 09/11/2030 then 5 yr. CMT Rate + 2.13%, 09/11/2035	160,000	159,904
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	735,000	750,214
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,160,000	1,201,617
4.08% to 09/15/2028 then SOFR + 0.88%, 09/15/2029	214,000	213,828
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	50,000	47,565
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	779,000	727,574
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	452,588
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	420,639
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	50,000	52,169
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	650,000	663,995
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	843,000	653,823
5.61%, 01/15/2044	100,000	99,080
4.75%, 12/07/2046	46,000	40,418
Western Alliance Bank, 6.54% to 11/15/2030 then 5 yr. CMT Rate + 2.85%, 11/15/2035	172,000	172,377
Weyerhaeuser Co., 4.00%, 03/09/2052	78,000	60,171
Willis North America, Inc.
4.65%, 06/15/2027	214,000	215,663
4.55%, 03/15/2031	105,000	105,131
5.90%, 03/05/2054	103,000	102,816
Wynnton Funding Trust II, 5.99%, 08/15/2055 (a)	2,700,000	2,716,484
Zions Bancorp NA
4.70% to 08/18/2027 then SOFR + 1.16%, 08/18/2028	2,000,000	1,999,997
6.82% to 11/19/2034 then SOFR + 2.83%, 11/19/2035	250,000	265,502
Total Financial		128,728,465

INDUSTRIAL - 1.3%
AECOM, 6.00%, 08/01/2033 (a)	30,000	30,746
AGCO Corp., 5.45%, 03/21/2027	364,000	368,910
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	95,000	98,938
5.60%, 05/29/2034	95,000	99,158
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030	56,000	57,483
2.69%, 05/25/2031	76,000	69,491
Amphenol Corp.
3.90%, 11/15/2028	99,000	98,891
4.13%, 11/15/2030	104,000	103,455
5.30%, 11/15/2055	89,000	85,023
Amrize Finance US LLC, 5.40%, 04/07/2035	300,000	309,373
AptarGroup, Inc., 4.75%, 03/30/2031	104,000	104,734
Ball Corp.
6.00%, 06/15/2029	275,000	282,669
3.13%, 09/15/2031	100,000	92,031
5.50%, 09/15/2033	190,000	193,685
Berry Global, Inc., 1.57%, 01/15/2026	1,010,000	1,008,988
Boeing Co.
2.75%, 02/01/2026	460,000	459,459
2.20%, 02/04/2026	2,040,000	2,036,117
5.15%, 05/01/2030	114,000	117,136
3.60%, 05/01/2034	149,000	135,373
5.71%, 05/01/2040	1,305,000	1,332,115
3.38%, 06/15/2046	87,000	61,529
3.63%, 03/01/2048	565,000	403,411
3.75%, 02/01/2050	149,000	108,361
5.81%, 05/01/2050	65,000	63,934
5.93%, 05/01/2060	558,000	547,150
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	31,000	27,565
4.15%, 12/15/2048	141,000	115,420
4.45%, 01/15/2053	85,000	71,673
5.80%, 03/15/2056	53,000	54,112
Carlisle Cos., Inc.
2.20%, 03/01/2032	382,000	333,290
5.55%, 09/15/2040	43,000	43,576
Carrier Global Corp., 3.38%, 04/05/2040	213,000	172,101
Caterpillar Financial Services Corp.
4.40%, 03/03/2028	94,000	95,016
4.10%, 08/15/2028	117,000	117,759
3.95%, 11/14/2028	235,000	235,552
CNH Industrial Capital LLC, 4.50%, 10/16/2030	115,000	115,004
CRH America Finance, Inc., 5.60%, 02/09/2056	44,000	43,362
Deere & Co., 5.45%, 01/16/2035	87,000	91,749
Flowserve Corp., 2.80%, 01/15/2032	245,000	219,103
GATX Corp., 3.25%, 09/15/2026	122,000	121,361
GXO Logistics, Inc., 6.25%, 05/06/2029	95,000	100,048
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030	1,700,000	1,683,815
John Deere Capital Corp.
4.90%, 03/07/2031	93,000	96,011
4.40%, 09/08/2031	148,000	149,455
L3Harris Technologies, Inc.
5.25%, 06/01/2031	103,000	107,163
5.40%, 07/31/2033	107,000	111,445
Lockheed Martin Corp., 4.70%, 12/15/2031	119,000	121,958
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	93,000	83,912
MasTec, Inc., 5.90%, 06/15/2029	95,000	98,975
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	273,799
Otis Worldwide Corp., 5.13%, 09/04/2035	71,000	72,353
Owens Corning, 5.50%, 06/15/2027	449,000	458,213
Packaging Corp. of America, 5.70%, 12/01/2033	151,000	159,292
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026 (a)	1,450,000	1,440,155
6.05%, 08/01/2028 (a)	133,000	138,570
5.35%, 03/30/2029 (a)	68,000	69,973
5.25%, 02/01/2030 (a)	156,000	160,636
6.20%, 06/15/2030 (a)	98,000	104,622
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	300,000	312,264
RTX Corp., 5.38%, 02/27/2053	140,000	134,543
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (a)	25,000	25,415
Sonoco Products Co.
4.60%, 09/01/2029	130,000	131,043
5.00%, 09/01/2034	153,000	151,562
Standard Industries, Inc./NY
4.75%, 01/15/2028 (a)	125,000	124,663
4.38%, 07/15/2030 (a)	175,000	168,823
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060	200,000	200,321
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	250,000	232,556
Textron, Inc., 3.00%, 06/01/2030	1,900,000	1,797,244
Tote Shipholdings LLC, 3.40%, 10/16/2040	812,000	730,233
Trimble, Inc., 6.10%, 03/15/2033	74,000	79,679
Vontier Corp., 2.95%, 04/01/2031	223,000	204,570
Waste Management, Inc., 4.95%, 07/03/2027	149,000	151,513
Weir Group, Inc., 5.35%, 05/06/2030 (a)	1,580,000	1,623,644
Total Industrial		21,623,271

TECHNOLOGY - 0.8%
Accenture Capital, Inc., 4.50%, 10/04/2034	82,000	80,833
Adobe, Inc., 4.75%, 01/17/2028	111,000	113,200
Apple, Inc.
3.00%, 06/20/2027	1,000,000	991,447
1.40%, 08/05/2028	291,000	274,949
4.38%, 05/13/2045	110,000	98,062
2.65%, 05/11/2050	220,000	137,530
2.70%, 08/05/2051	88,000	54,772
2.80%, 02/08/2061	10,000	5,868
Applied Materials, Inc., 4.60%, 01/15/2036	87,000	85,671
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029 (a)	102,000	99,657
5.95%, 04/15/2035	166,000	171,990
Broadcom, Inc.
5.05%, 07/12/2029	556,000	572,445
2.45%, 02/15/2031	237,000	216,779
4.90%, 07/15/2032	733,000	748,394
3.42%, 04/15/2033	809,000	748,863
3.14%, 11/15/2035 (a)	194,000	167,070
3.19%, 11/15/2036 (a)	584,000	495,286
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	815,000	804,174
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	172,000	174,450
4.35%, 02/01/2030	203,000	203,109
8.10%, 07/15/2036	128,000	155,101
3.38%, 12/15/2041	197,000	149,807
Fiserv, Inc., 5.60%, 03/02/2033	2,000,000	2,064,356
Foundry JV Holdco LLC
6.15%, 01/25/2032 (a)	340,000	360,294
5.88%, 01/25/2034 (a)	200,000	205,389
Hewlett Packard Enterprise Co., 4.40%, 10/15/2030	106,000	105,676
Intel Corp.
4.15%, 08/05/2032	84,000	80,997
3.73%, 12/08/2047	195,000	138,761
5.70%, 02/10/2053	86,000	80,062
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	106,000	96,750
Oracle Corp.
4.45%, 09/26/2030	101,000	98,812
6.25%, 11/09/2032	2,120,000	2,209,910
5.50%, 08/03/2035	95,000	93,089
5.20%, 09/26/2035	400,000	383,232
3.80%, 11/15/2037	251,000	202,643
6.50%, 04/15/2038	174,000	177,388
5.88%, 09/26/2045	91,000	82,184
4.00%, 11/15/2047	218,000	149,699
5.95%, 09/26/2055	184,000	163,027
QUALCOMM, Inc., 4.75%, 05/20/2032	78,000	79,672
Roper Technologies, Inc., 4.25%, 09/15/2028	84,000	84,298
Texas Instruments, Inc., 4.60%, 02/15/2028	107,000	108,675
Total Technology		13,514,371

UTILITIES - 4.6%
AEP Texas, Inc.
5.45%, 05/15/2029	290,000	300,225
5.85%, 10/15/2055	159,000	156,036
AEP Transmission Co. LLC
4.25%, 09/15/2048	425,000	349,143
4.50%, 06/15/2052	60,000	50,861
AES Corp.
5.45%, 06/01/2028	106,000	108,402
2.45%, 01/15/2031	5,065,000	4,592,124
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	1,000,000	1,018,408
Alabama Power Co., 3.75%, 03/01/2045	170,000	133,727
Ameren Corp., 5.70%, 12/01/2026	65,000	65,888
American Water Capital Corp., 5.25%, 03/01/2035	1,200,000	1,237,042
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	687,391
3.75%, 05/15/2046	500,000	378,955
Avangrid, Inc., 3.80%, 06/01/2029	1,000,000	986,913
Basin Electric Power Cooperative, 5.85%, 10/15/2055 (a)	66,000	64,642
Boston Gas Co., 5.84%, 01/10/2035 (a)	415,000	437,379
Calpine Corp., 3.75%, 03/01/2031 (a)	275,000	265,472
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	135,000	132,790
Commonwealth Edison Co.
3.70%, 08/15/2028	320,000	318,765
2.75%, 09/01/2051	1,000,000	613,260
5.95%, 06/01/2055	30,000	31,179
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	1,018,573
4.00%, 04/01/2048	105,000	83,606
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	65,000	56,664
4.50%, 12/01/2045	89,000	76,577
4.13%, 05/15/2049	110,000	87,376
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	1,016,241
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	221,913
4.90%, 08/01/2041	2,000,000	1,843,184
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	625,000	676,719
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	958,438
5.25%, 05/15/2035	200,000	205,548
3.95%, 03/01/2049	2,482,000	1,948,867
DTE Energy Co., 4.88%, 06/01/2028	122,000	124,113
Duke Energy Carolinas LLC
2.85%, 03/15/2032	1,000,000	915,775
3.55%, 03/15/2052	58,000	41,670
5.40%, 01/15/2054	42,000	40,655
Duke Energy Corp., 5.80%, 06/15/2054	88,000	87,013
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	549,413
2.50%, 12/01/2029	1,000,000	943,848
4.20%, 12/01/2030	225,000	225,079
4.20%, 07/15/2048	50,000	40,636
3.00%, 12/15/2051	1,000,000	647,065
5.95%, 11/15/2052	58,000	59,951
Duke Energy Indiana LLC, 2.75%, 04/01/2050	930,000	580,936
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	40,000	39,504
5.55%, 03/15/2054	200,000	195,451
Duke Energy Progress LLC, 4.00%, 04/01/2052	90,000	69,767
Emera US Finance LP
3.55%, 06/15/2026	225,000	224,273
4.75%, 06/15/2046	135,000	115,224
Entergy Mississippi LLC, 3.85%, 06/01/2049	66,000	50,324
Entergy Texas, Inc.
5.25%, 04/15/2035	61,000	62,562
4.50%, 03/30/2039	488,000	452,812
Essential Utilities, Inc., 3.35%, 04/15/2050	300,000	206,236
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	39,000	39,596
5.25%, 03/15/2035	1,395,000	1,422,014
FirstEnergy Corp., 4.85%, 07/15/2047 (c)	110,000	96,837
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (a)	181,000	184,793
Florida Power & Light Co.
5.15%, 06/15/2029	151,000	156,792
2.88%, 12/04/2051	570,000	363,304
5.60%, 02/15/2066	61,000	60,043
Georgia Power Co., 3.25%, 03/15/2051	208,000	141,749
Indiana Michigan Power Co., 5.63%, 04/01/2053	51,000	50,463
Interstate Power and Light Co., 3.50%, 09/30/2049	109,000	77,706
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	450,000	455,987
Jersey Central Power & Light Co., 2.75%, 03/01/2032 (a)	70,000	62,879
Kentucky Power Co., 7.00%, 11/15/2033 (a)	224,000	244,622
Kentucky Utilities Co., 5.85%, 08/15/2055	44,000	44,339
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	140,000	147,710
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (a)	94,000	85,235
MidAmerican Energy Co.
5.35%, 01/15/2034	875,000	913,435
5.85%, 09/15/2054	975,000	1,002,988
5.30%, 02/01/2055	1,050,000	994,842
Narragansett Electric Co., 5.35%, 05/01/2034 (a)	99,000	102,001
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	107,000	107,493
3.95%, 12/10/2027	177,000	177,665
4.75%, 02/07/2028	55,000	55,834
4.15%, 08/25/2028	52,000	52,272
1.35%, 03/15/2031	1,500,000	1,295,189
4.15%, 12/15/2032	1,000,000	977,447
Nevada Power Co., 6.00%, 03/15/2054	200,000	204,917
New York State Electric & Gas Corp.
5.65%, 08/15/2028 (a)	1,000,000	1,040,194
2.15%, 10/01/2031 (a)	2,500,000	2,208,259
5.85%, 08/15/2033 (a)	93,000	98,641
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	73,000	73,867
5.30%, 03/15/2032	160,000	166,640
5.90%, 03/15/2055	131,000	132,440
NiSource, Inc.
5.20%, 07/01/2029	505,000	520,641
5.85%, 04/01/2055	45,000	44,858
Northern States Power Co./MN, 3.20%, 04/01/2052	1,000,000	683,911
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	624,905
NorthWestern Corp., 5.07%, 03/21/2030 (a)	390,000	399,873
NSTAR Electric Co., 5.40%, 06/01/2034	265,000	274,475
Ohio Edison Co., 5.50%, 01/15/2033 (a)	930,000	968,590
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	119,000	116,442
Pacific Gas and Electric Co.
4.30%, 03/15/2045	143,000	113,432
3.95%, 12/01/2047	797,000	593,357
4.95%, 07/01/2050	480,000	405,711
6.70%, 04/01/2053	1,000,000	1,055,218
6.10%, 10/15/2055	194,000	190,389
PacifiCorp, 4.13%, 01/15/2049	935,000	696,902
PG&E Recovery Funding LLC
4.84%, 06/01/2033	867,887	882,323
5.53%, 06/01/2049	2,000,000	1,997,213
PPL Capital Funding, Inc., 5.25%, 09/01/2034	52,000	53,253
PPL Electric Utilities Corp.
4.85%, 02/15/2034	950,000	960,044
4.15%, 06/15/2048	85,000	69,973
Public Service Co. of Colorado
3.70%, 06/15/2028	596,000	593,092
5.35%, 05/15/2034	835,000	857,956
4.10%, 06/15/2048	2,269,000	1,802,941
2.70%, 01/15/2051	327,000	196,856
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,156,000	1,025,562
Public Service Electric and Gas Co.
4.85%, 08/01/2034	51,000	51,413
2.70%, 05/01/2050	420,000	260,586
5.13%, 03/15/2053	800,000	747,402
Puget Sound Energy, Inc., 5.69%, 06/15/2054	86,000	85,162
RWE Finance US LLC
5.13%, 09/18/2035 (a)	2,675,000	2,659,998
6.25%, 04/16/2054 (a)	1,000,000	1,026,233
5.88%, 09/18/2055 (a)	156,000	152,534
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,024,856
2.95%, 08/15/2051	1,375,000	872,945
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,371,736
Solar Star Funding LLC, 5.38%, 06/30/2035 (a)	2,269,279	2,312,536
Southern California Edison Co.
4.88%, 02/01/2027	550,000	553,534
5.85%, 11/01/2027	685,000	703,855
2.75%, 02/01/2032	1,000,000	889,773
5.20%, 06/01/2034	575,000	577,480
4.13%, 03/01/2048	110,000	83,489
3.65%, 06/01/2051	1,000,000	682,308
5.88%, 12/01/2053	62,000	59,365
6.20%, 09/15/2055	89,000	89,419
Southern California Gas Co., 5.60%, 04/01/2054	54,000	52,852
Southwestern Public Service Co., 3.75%, 06/15/2049	360,000	265,853
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (a)	78,000	80,127
Union Electric Co.
2.63%, 03/15/2051	1,000,000	602,775
3.90%, 04/01/2052	93,000	71,086
Virginia Electric and Power Co., 5.55%, 08/15/2054	40,000	38,774
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	2,000,000	2,034,927
Vistra Operations Co. LLC
5.63%, 02/15/2027 (a)	375,000	375,163
5.00%, 07/31/2027 (a)	100,000	100,230
4.30%, 10/15/2028 (a)	128,000	128,099
4.60%, 10/15/2030 (a)	305,000	304,876
Wisconsin Power and Light Co., 3.95%, 09/01/2032	84,000	80,931
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (a)	1,016,000	1,041,005
7.75%, 04/15/2034 (a)	285,000	289,643
Total Utilities		73,831,690

TOTAL U.S. CORPORATE BONDS (Cost $374,324,921)		370,117,511

U.S. GOVERNMENT AGENCIES - 17.7%
BFLD Trust, Series 2024-WRHS, Class A, 5.24% (1 mo. Term SOFR + 1.49%), 07/15/2039 (a)	926,997	927,287
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.30%, 04/15/2042 (a)(d)(f)	7,875,000	71,233
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	66,755	65,411
Pool C04420, 3.00%, 01/01/2043	341,756	316,443
Pool C09044, 3.50%, 07/01/2043	99,455	94,895
Pool C91967, 3.00%, 12/01/2037	161,120	152,617
Pool G06784, 3.50%, 10/01/2041	43,150	41,635
Pool G07025, 5.00%, 02/01/2042	79,248	81,589
Pool G07028, 4.00%, 06/01/2042	121,452	118,919
Pool G08654, 3.50%, 07/01/2045	91,062	86,536
Pool G08658, 3.00%, 08/01/2045	154,648	141,327
Pool G08721, 3.00%, 09/01/2046	923,141	839,191
Pool G08741, 3.00%, 01/01/2047	535,525	484,310
Pool G08760, 3.00%, 04/01/2047	193,236	175,111
Pool G08768, 4.50%, 06/01/2047	155,770	154,856
Pool G08772, 4.50%, 07/01/2047	35,401	34,996
Pool G16015, 3.00%, 01/01/2032	81,879	80,320
Pool G16177, 2.00%, 01/01/2032	55,033	52,697
Pool G61713, 3.50%, 01/01/2045	141,772	135,241
Pool G67715, 4.50%, 08/01/2048	87,806	87,376
Pool Q12052, 3.50%, 10/01/2042	223,311	213,304
Pool Q49494, 4.50%, 07/01/2047	38,293	38,078
Pool Q52081, 3.50%, 11/01/2047	112,102	105,245
Pool QA7234, 3.00%, 02/01/2050	281,574	251,996
Pool QC0039, 2.50%, 03/01/2051	229,395	196,719
Pool QE0375, 4.00%, 04/01/2052	320,952	308,425
Pool QE5182, 4.50%, 06/01/2052	294,870	289,158
Pool QE5382, 4.50%, 07/01/2052	296,276	290,537
Pool RA7211, 4.00%, 04/01/2052	438,413	418,471
Pool RA9629, 5.50%, 08/01/2053	1,138,148	1,157,766
Pool RQ0075, 5.00%, 12/01/2055	2,792,001	2,785,070
Pool SD1059, 3.50%, 06/01/2052	474,011	440,863
Pool SD1844, 3.00%, 06/01/2052	637,171	567,349
Pool SD1937, 3.00%, 03/01/2052	293,834	260,411
Pool SD4999, 5.00%, 08/01/2053	148,103	148,285
Pool SD6925, 3.00%, 06/01/2052	2,856,741	2,528,573
Pool SD7551, 3.00%, 01/01/2052	1,070,017	962,718
Pool SD8016, 3.00%, 10/01/2049	49,052	43,976
Pool SD8090, 2.00%, 09/01/2050	2,001,659	1,634,996
Pool SD8104, 1.50%, 11/01/2050	358,277	276,440
Pool SD8128, 2.00%, 02/01/2051	2,929,199	2,388,971
Pool SD8135, 2.50%, 03/01/2051	8,123,185	6,938,460
Pool SD8141, 2.50%, 04/01/2051	4,460,432	3,803,552
Pool SD8189, 2.50%, 01/01/2052	586,259	498,982
Pool SD8193, 2.00%, 02/01/2052	1,600,540	1,298,099
Pool SD8195, 3.00%, 02/01/2052	215,539	191,080
Pool SD8213, 3.00%, 05/01/2052	3,290,922	2,920,994
Pool SD8214, 3.50%, 05/01/2052	2,756,640	2,554,764
Pool SD8231, 4.50%, 07/01/2052	475,893	466,526
Pool SD8233, 5.00%, 07/01/2052	1,543,641	1,547,688
Pool SD8244, 4.00%, 09/01/2052	894,653	853,816
Pool SD8246, 5.00%, 09/01/2052	2,325,010	2,332,184
Pool SD8265, 4.00%, 11/01/2052	5,770,277	5,504,277
Pool SD8288, 5.00%, 01/01/2053	3,667,517	3,672,594
Pool SD8300, 5.50%, 02/01/2053	687,383	699,636
Pool SD8315, 5.00%, 04/01/2053	2,485,631	2,479,460
Pool SD8329, 5.00%, 06/01/2053	1,604,537	1,606,097
Pool SD8523, 5.00%, 04/01/2055	2,836,663	2,829,694
Pool U90490, 4.00%, 06/01/2042	2,535	2,471
Pool U99175, 4.50%, 06/01/2047	16,360	16,319
Pool V83956, 4.50%, 02/01/2048	71,465	71,065
Pool ZK5708, 2.50%, 06/01/2028	14,836	14,606
Pool ZM2486, 3.50%, 01/01/2047	121,403	113,407
Pool ZT0536, 3.50%, 03/01/2048	473,099	445,819
Series 2023-ML18, Class XCA, 1.44%, 09/25/2037 (d)(f)	9,591,255	1,004,332
Federal National Mortgage Association
0.88%, 08/05/2030	1,265,000	1,116,092
0.00%, 03/17/2031 (g)	260,000	210,957
Pool 310210, 4.00%, 05/01/2044	1,830,657	1,786,989
Pool AB2459, 4.00%, 03/01/2041	152,048	148,877
Pool AB6832, 3.50%, 11/01/2042	169,975	162,081
Pool AE0481, 5.00%, 09/01/2040	64,548	66,378
Pool AE1761, 4.00%, 09/01/2040	92,111	90,303
Pool AE3049, 4.50%, 09/01/2040	92,363	93,034
Pool AH3384, 3.50%, 01/01/2041	127,567	122,974
Pool AL0028, 5.00%, 02/01/2041	55,190	56,754
Pool AL0054, 4.50%, 02/01/2041	182,899	184,067
Pool AL7343, 5.50%, 02/01/2042	29,423	30,657
Pool AL8858, 4.00%, 07/01/2046	166,460	160,993
Pool AL9072, 5.00%, 07/01/2044	125,955	128,467
Pool AO7352, 3.50%, 08/01/2042	102,849	98,254
Pool AS0212, 3.50%, 08/01/2043	72,880	69,443
Pool AS4952, 3.00%, 05/01/2030	52,330	51,473
Pool AS6311, 3.50%, 12/01/2045	122,167	115,834
Pool AS7568, 4.50%, 07/01/2046	69,236	69,023
Pool AS7660, 2.50%, 08/01/2046	366,599	319,062
Pool AS7742, 3.50%, 08/01/2046	134,214	127,002
Pool AS7847, 3.00%, 09/01/2046	86,364	78,604
Pool AS7877, 2.50%, 09/01/2046	32,878	28,601
Pool AS8073, 2.50%, 10/01/2046	98,683	85,407
Pool AS8299, 3.00%, 11/01/2046	131,565	120,396
Pool AS8583, 3.50%, 01/01/2047	75,380	71,066
Pool AS8960, 4.00%, 03/01/2047	91,329	87,881
Pool AT2725, 3.00%, 05/01/2043	261,988	242,137
Pool AX7677, 3.50%, 01/01/2045	7,380	7,043
Pool BA3907, 3.50%, 12/01/2045	169,902	161,287
Pool BC0769, 4.00%, 12/01/2045	193,890	187,663
Pool BC9096, 3.50%, 12/01/2046	65,230	61,764
Pool BM1278, 3.00%, 05/01/2032	203,570	198,793
Pool BM3148, 4.50%, 11/01/2047	29,837	29,688
Pool BM3881, 4.50%, 05/01/2048	62,303	61,925
Pool BM3904, 5.00%, 05/01/2048	31,919	32,451
Pool BM4012, 4.50%, 05/01/2048	39,961	39,718
Pool BM4716, 3.50%, 12/01/2030	14,744	14,635
Pool BM5261, 4.00%, 01/01/2048	152,295	147,213
Pool BM5654, 3.50%, 06/01/2048	118,449	111,603
Pool BM5839, 3.50%, 11/01/2047	3,701	3,525
Pool BM6038, 4.00%, 01/01/2045	7,686	7,484
Pool BP2403, 3.50%, 04/01/2050	1,006,848	938,784
Pool BP6618, 2.50%, 08/01/2050	492,747	420,939
Pool BT0267, 3.00%, 09/01/2051	250,268	226,004
Pool BV2540, 4.50%, 06/01/2052	139,543	136,897
Pool BW3382, 4.50%, 07/01/2052	131,937	129,394
Pool CA0549, 4.00%, 10/01/2047	48,832	47,210
Pool CA1020, 4.50%, 01/01/2048	88,213	87,677
Pool CA1210, 4.50%, 02/01/2048	14,813	14,723
Pool CA3861, 3.50%, 07/01/2049	2,495,911	2,347,996
Pool CA5083, 3.50%, 01/01/2035	68,609	67,167
Pool CA6414, 3.00%, 07/01/2050	3,056,135	2,764,824
Pool CB1301, 2.50%, 08/01/2051	242,150	208,668
Pool CB2243, 2.50%, 11/01/2036	435,348	414,365
Pool CB2795, 3.00%, 02/01/2052	369,727	327,724
Pool CB3599, 3.50%, 05/01/2052	251,553	233,980
Pool CB3715, 3.50%, 06/01/2037	626,327	611,999
Pool CB3905, 3.50%, 06/01/2052	429,888	398,523
Pool FA0197, 4.00%, 02/01/2054	610,915	582,888
Pool FM1001, 3.50%, 11/01/2048	152,767	143,853
Pool FM1361, 3.50%, 12/01/2046	72,669	69,469
Pool FM2309, 3.50%, 03/01/2049	133,337	125,733
Pool FM3664, 4.00%, 03/01/2049	936,440	901,651
Pool FM4216, 3.50%, 06/01/2049	54,950	51,651
Pool FM4962, 3.00%, 02/01/2047	799,463	738,917
Pool FM6272, 2.50%, 02/01/2051	165,909	143,535
Pool FM6687, 2.50%, 04/01/2051	272,553	235,330
Pool FM8325, 2.50%, 07/01/2035	508,265	488,723
Pool FS0759, 3.50%, 02/01/2052	701,770	656,580
Pool FS1228, 3.00%, 03/01/2052	365,927	327,670
Pool FS1533, 3.00%, 04/01/2052	253,479	227,072
Pool FS1535, 3.00%, 04/01/2052	85,479	76,515
Pool FS5179, 5.00%, 06/01/2053	393,749	396,808
Pool FS5848, 2.50%, 12/01/2051	1,151,970	982,570
Pool FS7057, 2.50%, 07/01/2052	507,343	429,856
Pool FS8254, 2.00%, 08/01/2042	4,827,255	4,213,761
Pool MA1178, 4.00%, 09/01/2042	18,429	17,944
Pool MA1221, 4.50%, 09/01/2042	1,701	1,699
Pool MA1439, 2.50%, 05/01/2043	166,046	148,635
Pool MA1711, 4.50%, 12/01/2043	9,422	9,410
Pool MA2806, 3.00%, 11/01/2046	161,199	146,283
Pool MA2863, 3.00%, 01/01/2047	162,180	146,457
Pool MA2959, 3.50%, 04/01/2047	223,922	211,344
Pool MA3076, 2.50%, 07/01/2032	141,162	136,158
Pool MA3114, 2.50%, 08/01/2032	158,381	153,080
Pool MA3120, 3.50%, 09/01/2047	101,004	95,164
Pool MA3121, 4.00%, 09/01/2047	116,353	112,482
Pool MA3124, 2.50%, 09/01/2032	149,945	144,866
Pool MA3182, 3.50%, 11/01/2047	31,253	29,313
Pool MA3211, 4.00%, 12/01/2047	72,701	70,439
Pool MA3307, 4.50%, 03/01/2048	51,618	51,268
Pool MA3333, 4.00%, 04/01/2048	53,015	51,232
Pool MA3383, 3.50%, 06/01/2048	112,056	105,016
Pool MA3871, 3.00%, 12/01/2049	261,841	234,582
Pool MA3937, 3.00%, 02/01/2050	657,227	588,391
Pool MA4017, 3.00%, 05/01/2040	155,751	145,178
Pool MA4027, 3.50%, 05/01/2040	51,550	49,331
Pool MA4119, 2.00%, 09/01/2050	2,521,557	2,061,242
Pool MA4156, 2.50%, 10/01/2035	1,022,406	970,840
Pool MA4157, 1.50%, 10/01/2050	329,871	254,527
Pool MA4159, 2.50%, 10/01/2050	252,545	215,742
Pool MA4182, 2.00%, 11/01/2050	323,899	264,265
Pool MA4204, 2.00%, 12/01/2040	387,390	340,783
Pool MA4209, 1.50%, 12/01/2050	1,519,614	1,173,760
Pool MA4236, 1.50%, 01/01/2051	433,475	334,462
Pool MA4237, 2.00%, 01/01/2051	333,938	272,490
Pool MA4255, 2.00%, 02/01/2051	365,697	298,176
Pool MA4268, 2.00%, 02/01/2041	323,634	284,258
Pool MA4306, 2.50%, 04/01/2051	1,270,202	1,083,695
Pool MA4325, 2.00%, 05/01/2051	4,840,644	3,940,349
Pool MA4355, 2.00%, 06/01/2051	3,773,822	3,070,751
Pool MA4377, 1.50%, 07/01/2051	524,753	405,528
Pool MA4378, 2.00%, 07/01/2051	549,906	447,284
Pool MA4398, 2.00%, 08/01/2051	3,741,910	3,042,433
Pool MA4473, 1.50%, 11/01/2041	4,353,324	3,671,006
Pool MA4512, 2.50%, 01/01/2052	464,336	396,024
Pool MA4548, 2.50%, 02/01/2052	1,460,526	1,242,640
Pool MA4565, 3.50%, 03/01/2052	1,138,890	1,056,790
Pool MA4579, 3.00%, 04/01/2052	585,198	519,056
Pool MA4580, 3.50%, 04/01/2052	543,143	503,367
Pool MA4600, 3.50%, 05/01/2052	1,025,469	950,371
Pool MA4626, 4.00%, 06/01/2052	5,162,951	4,927,289
Pool MA4644, 4.00%, 05/01/2052	1,252,630	1,193,959
Pool MA4655, 4.00%, 07/01/2052	987,477	942,403
Pool MA4656, 4.50%, 07/01/2052	2,305,890	2,260,502
Pool MA4684, 4.50%, 06/01/2052	3,627,810	3,556,404
Pool MA4700, 4.00%, 08/01/2052	3,404,674	3,233,096
Pool MA4701, 4.50%, 08/01/2052	3,498,286	3,429,427
Pool MA4709, 5.00%, 07/01/2052	624,117	625,077
Pool MA4732, 4.00%, 09/01/2052	6,644,665	6,330,558
Pool MA4733, 4.50%, 09/01/2052	8,880,845	8,705,121
Pool MA4737, 5.00%, 08/01/2052	926,004	927,429
Pool MA4761, 5.00%, 09/01/2052	154,884	155,123
Pool MA4783, 4.00%, 10/01/2052	5,301,885	5,052,077
Pool MA4784, 4.50%, 10/01/2052	571,255	560,306
Pool MA4785, 5.00%, 10/01/2052	3,990,744	4,003,058
Pool MA4805, 4.50%, 11/01/2052	5,673,273	5,559,263
Pool MA4807, 5.50%, 11/01/2052	2,404,453	2,454,206
Pool MA4842, 5.50%, 12/01/2052	1,754,439	1,788,087
Pool MA4868, 5.00%, 01/01/2053	466,926	467,789
Pool MA4918, 5.00%, 02/01/2053	1,552,799	1,554,869
Pool MA4919, 5.50%, 02/01/2053	766,962	778,352
Pool MA4942, 6.00%, 03/01/2053	479,525	494,206
Pool MA4978, 5.00%, 04/01/2053	2,157,776	2,160,430
Pool MA5011, 6.00%, 05/01/2053	1,346,998	1,389,850
Pool MA5039, 5.50%, 06/01/2053	2,069,104	2,105,085
Pool MA5106, 5.00%, 08/01/2053	1,359,222	1,359,843
Pool MA5107, 5.50%, 08/01/2053	3,573,348	3,633,839
Pool MA5138, 5.50%, 09/01/2053	2,127,555	2,162,589
Pool MA5139, 6.00%, 09/01/2053	3,585,283	3,688,510
Pool MA5165, 5.50%, 10/01/2053	7,054,230	7,172,019
Pool MA5190, 5.50%, 11/01/2053	1,051,149	1,068,700
Pool MA5247, 6.00%, 01/01/2054	225,590	231,956
Pool MA5327, 5.00%, 04/01/2054	2,022,679	2,018,857
Pool MA5331, 5.50%, 04/01/2054	408,858	414,917
Pool MA5353, 5.50%, 05/01/2054	2,136,106	2,167,649
Pool MA5389, 6.00%, 06/01/2054	302,719	310,919
Pool MA5497, 5.50%, 10/01/2054	1,327,804	1,346,937
Pool MA5498, 6.00%, 10/01/2054	474,423	487,169
Pool MA5584, 4.50%, 01/01/2055	3,318,546	3,240,519
Pool MA5611, 4.00%, 02/01/2055	8,625,402	8,184,176
Pool MA5788, 3.50%, 07/01/2055	2,946,738	2,730,940
Pool MA5908, 4.50%, 12/01/2055	1,496,109	1,460,927
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	138,407	124,427
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	56,222	56,628
Pool 4853, 4.00%, 11/20/2040	54,629	53,409
Pool 5115, 4.50%, 07/20/2041	32,540	32,758
Pool 5304, 3.50%, 02/20/2042	112,253	106,076
Pool 785163, 3.50%, 10/20/2050	47,470	43,696
Pool 786483, 3.50%, 11/20/2052	2,853,461	2,562,858
Pool BX3679, 3.00%, 08/20/2050	174,784	157,553
Pool BX3680, 3.00%, 08/20/2050	273,844	246,677
Pool BX3681, 3.00%, 08/20/2050	161,731	145,638
Pool BY0325, 2.50%, 10/20/2050	1,037,365	888,866
Pool BY0330, 3.00%, 10/20/2050	87,157	78,348
Pool BY0331, 3.00%, 10/20/2050	226,265	203,395
Pool BY0338, 3.50%, 08/20/2050	117,151	108,129
Pool BY0339, 3.50%, 08/20/2050	116,594	107,923
Pool BY0340, 3.50%, 08/20/2050	116,054	106,686
Pool MA0220, 3.50%, 07/20/2042	163,778	154,916
Pool MA0534, 3.50%, 11/20/2042	74,435	70,409
Pool MA0624, 3.00%, 12/20/2042	138,119	127,902
Pool MA2964, 5.00%, 07/20/2045	77,959	79,928
Pool MA3034, 3.50%, 08/20/2045	29,262	27,261
Pool MA3105, 3.50%, 09/20/2045	29,084	27,095
Pool MA3309, 3.00%, 12/20/2045	42,870	39,129
Pool MA3455, 4.00%, 02/20/2046	116,658	112,677
Pool MA3522, 4.00%, 03/20/2046	43,651	42,169
Pool MA3597, 3.50%, 04/20/2046	41,799	38,943
Pool MA3936, 3.00%, 09/20/2046	62,104	56,649
Pool MA4125, 2.50%, 12/20/2046	61,068	53,672
Pool MA4127, 3.50%, 12/20/2046	238,293	221,307
Pool MA4261, 3.00%, 02/20/2047	152,780	139,231
Pool MA4264, 4.50%, 02/20/2047	20,419	20,340
Pool MA4381, 3.00%, 04/20/2047	102,718	93,552
Pool MA4382, 3.50%, 04/20/2047	860,749	800,121
Pool MA4452, 4.00%, 05/20/2047	63,094	60,821
Pool MA4653, 4.00%, 08/20/2047	32,840	31,701
Pool MA4654, 4.50%, 08/20/2047	30,732	30,560
Pool MA4720, 4.00%, 09/20/2047	492,084	474,004
Pool MA4837, 3.50%, 11/20/2047	77,991	72,623
Pool MA4899, 3.00%, 12/20/2047	45,400	41,326
Pool MA4961, 3.00%, 01/20/2048	96,382	87,537
Pool MA4962, 3.50%, 01/20/2048	80,477	74,663
Pool MA4964, 4.50%, 01/20/2048	95,100	94,555
Pool MA5079, 4.50%, 03/20/2048	19,049	18,939
Pool MA5331, 4.50%, 07/20/2048	38,099	37,786
Pool MA5594, 3.50%, 11/20/2048	318,132	294,671
Pool MA5876, 4.00%, 04/20/2049	1,646,136	1,576,701
Pool MA5987, 4.50%, 06/20/2049	105,918	105,325
Pool MA6090, 3.50%, 08/20/2049	981,305	903,858
Pool MA6153, 3.00%, 09/20/2049	73,888	66,673
Pool MA6338, 3.00%, 12/20/2049	149,117	134,504
Pool MA6409, 3.00%, 01/20/2050	345,944	311,855
Pool MA6411, 4.00%, 01/20/2050	185,713	177,608
Pool MA6476, 4.00%, 02/20/2050	269,163	257,815
Pool MA6768, 4.00%, 07/20/2050	407,251	389,202
Pool MA6931, 2.50%, 10/20/2050	3,114,018	2,693,765
Pool MA7135, 2.00%, 01/20/2051	513,545	425,464
Pool MA7194, 3.00%, 02/20/2051	197,343	177,549
Pool MA7254, 2.00%, 03/20/2051	300,465	248,918
Pool MA7367, 2.50%, 05/20/2051	3,600,359	3,107,272
Pool MA7369, 3.50%, 05/20/2051	1,417,418	1,310,272
Pool MA7419, 3.00%, 06/20/2051	319,726	287,657
Pool MA7471, 2.00%, 07/20/2051	366,903	303,958
Pool MA7533, 2.00%, 08/20/2051	404,667	335,243
Pool MA7768, 3.00%, 12/20/2051	967,917	870,834
Pool MA7828, 3.00%, 01/20/2052	367,446	330,871
Pool MA7829, 3.50%, 01/20/2052	723,898	666,169
Pool MA7871, 2.50%, 02/20/2052	233,237	196,675
Pool MA7883, 3.50%, 02/20/2052	1,935,531	1,776,088
Pool MA7989, 3.50%, 04/20/2052	1,818,342	1,669,771
Pool MA8149, 3.50%, 07/20/2052	2,210,940	2,033,023
Pool MA8201, 4.50%, 08/20/2052	937,436	920,321
Pool MA8267, 4.00%, 09/20/2052	5,799,886	5,524,996
Pool MA8347, 4.50%, 10/20/2052	1,462,595	1,435,212
Pool MA8428, 5.00%, 11/20/2052	511,360	512,193
Pool MA8487, 3.50%, 12/20/2052	3,095,637	2,839,358
Pool MA8489, 4.50%, 12/20/2052	1,326,486	1,301,002
Pool MA8646, 4.50%, 02/20/2053	2,312,616	2,267,047
Pool MA8647, 5.00%, 02/20/2053	1,292,870	1,297,188
Pool MA8725, 5.00%, 03/20/2053	258,256	258,409
Pool MA8879, 5.50%, 05/20/2053	3,341,822	3,398,253
Pool MA9101, 3.00%, 08/20/2053	2,615,115	2,364,161
Pool MA9303, 4.50%, 11/20/2053	2,857,324	2,788,429
Pool MA9852, 6.00%, 08/20/2054	1,541,587	1,573,472
Pool MB0025, 5.00%, 11/20/2054	297,312	296,811
Pool MB0091, 5.00%, 12/20/2054	137,936	137,771
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 09/15/2042 (a)	1,400,000	1,402,186
Tennessee Valley Authority
1.50%, 09/15/2031	105,000	92,204
5.25%, 02/01/2055	660,000	652,991
U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	986,061
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	962,282
1.05%, 10/15/2029	501,377	474,279
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-609M, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 08/15/2042 (a)	750,000	750,697
Series 2025-609M, Class B, 5.59% (1 mo. Term SOFR + 1.84%), 08/15/2042 (a)	150,000	149,813
Series 2025-609M, Class C, 6.09% (1 mo. Term SOFR + 2.34%), 08/15/2042 (a)	100,000	99,875
TOTAL U.S. GOVERNMENT AGENCIES (Cost $289,140,845)		285,544,495

ASSET-BACKED SECURITIES - 14.4%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/29/2030 (a)	912,159	902,908
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053 (a)	500,000	508,715
Affirm, Inc.
Series 2024-A, Class 1A, 5.61%, 02/15/2029 (a)	1,600,000	1,602,462
Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	65,870	65,889
Series 2025-2A, Class A, 4.67%, 07/15/2033 (a)	1,200,000	1,208,116
AGL CLO Ltd., Series 2022-19A, Class A1R, 5.17% (3 mo. Term SOFR + 1.30%), 07/21/2038 (a)	3,000,000	3,003,051
Air Canada 2015-1 Class A Pass Through Trust, Series 2015-1, 3.60%, 03/15/2027 (a)	2,630,012	2,600,249
Air Canada 2015-2 Class AA Pass Through Trust, Series 2015-2, 3.75%, 12/15/2027 (a)	922,851	909,867
Air Canada 2020-2 Class A Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)	1,997,390	2,041,553
Alaska Airlines 2020-1 Class A Pass Through Trust, Series A, 4.80%, 08/15/2027 (a)	425,641	428,098
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047 (a)	1,000,000	1,000,717
Series 2023-1A, Class A2, 6.00%, 08/17/2048 (a)	1,180,000	1,188,687
American Airlines 2025-1 Class A Pass Through Trust, Series 2025-1A, 4.90%, 05/11/2038	225,000	223,185
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 08/18/2027	154,877	153,803
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	512,931
Anchorage Capital CLO Ltd., Series 2023-26A, Class A1R, 5.40% (3 mo. Term SOFR + 1.52%), 03/19/2038 (a)	2,250,000	2,259,401
Apidos CLO, Series 2018-18A, Class A1R2, 5.19% (3 mo. Term SOFR + 1.33%), 01/22/2038 (a)	2,500,000	2,506,318
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 5.08% (3 mo. Term SOFR + 1.18%), 03/31/2038 (a)	2,500,000	2,493,865
Atlas Senior Loan Fund Ltd.
Series 2016-7A, Class A2R, 5.63% (3 mo. Term SOFR + 1.81%), 11/27/2031 (a)	1,500,000	1,501,329
Series 2018-10A, Class B, 5.67% (3 mo. Term SOFR + 1.76%), 01/15/2031 (a)	1,475,954	1,477,565
Series 2018-11A, Class A1L, 5.22% (3 mo. Term SOFR + 1.36%), 07/26/2031 (a)	24,387	24,389
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064 (a)(c)	530,930	519,096
Avis Budget Car Rental LLC
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	900,000	879,604
Series 2022-1A, Class A, 3.83%, 08/21/2028 (a)	1,000,000	995,981
Series 2023-1A, Class A, 5.25%, 04/20/2029 (a)	1,400,000	1,430,037
Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)	400,000	402,592
Series 2023-3A, Class A, 5.44%, 02/22/2028 (a)	600,000	607,185
Series 2023-4A, Class A, 5.49%, 06/20/2029 (a)	2,000,000	2,050,483
Series 2023-5A, Class A, 5.78%, 04/20/2028 (a)	1,010,000	1,027,547
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)	500,000	515,539
Bain Capital Credit CLO
Series 2019-1A, Class AR2, 5.11% (3 mo. Term SOFR + 1.23%), 04/19/2034 (a)	3,250,000	3,254,196
Series 2022-4A, Class A1R, 5.27% (3 mo. Term SOFR + 1.38%), 10/16/2037 (a)	2,500,000	2,506,012
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035 (a)	477,866	479,113
Series 2023-B, Class B, 7.45%, 12/17/2036 (a)	405,644	422,729
Barrow Hanley Ltd.
Series 2023-1A, Class A1R, 5.22% (3 mo. Term SOFR + 1.34%), 01/20/2038 (a)	2,450,000	2,451,796
Series 2024-3A, Class A1, 5.50% (3 mo. Term SOFR + 1.62%), 04/20/2037 (a)	3,000,000	3,004,503
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053 (a)	1,300,000	1,308,043
Bread Financial Holdings, Inc., Series 2024-B, Class A, 4.62%, 05/15/2031	2,000,000	2,023,043
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 06/15/2037 (a)	401,894	401,175
Series 2024-1A, Class B, 6.92%, 05/15/2039 (a)	938,237	969,423
CarMax Auto Owner Trust
Series 2022-1, Class C, 2.20%, 11/15/2027	300,000	298,607
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	99,538
Series 2025-3, Class A3, 4.35%, 07/15/2030	800,000	806,898
Carvana Auto Receivables Trust, Series 2024-P2, Class A4, 5.21%, 06/10/2030	565,000	578,098
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (a)	600,000	598,040
CCG Receivables Trust, Series 2025-1A, Class A2, 5.50%, 03/26/2055 (a)	1,050,000	1,034,054
CFG Investments Ltd., Series 2025-1, Class A, 6.47%, 03/25/2036 (a)	1,500,000	1,524,673
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 5.25% (3 mo. Term SOFR + 1.37%), 10/20/2037 (a)	3,250,000	3,255,912
Series 2023-1A, Class A1R, 5.14% (3 mo. Term SOFR + 1.24%), 10/15/2038 (a)	4,250,000	4,250,735
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	602,337
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 05/25/2054 (a)	2,200,000	2,286,981
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1A, 5.50%, 06/25/2060 (a)(c)	843,279	850,547
Credit Acceptance Corp.
Series 2023-5A, Class C, 7.30%, 04/17/2034 (a)	1,000,000	1,031,472
Series 2024-2A, Class A, 5.95%, 06/15/2034 (a)	570,000	580,088
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	520,000	521,624
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057 (a)(d)	89,315	86,497
Cyrusone Holdco LLC, Series 2025-1A, Class A2, 5.91%, 02/20/2050 (a)	880,000	898,911
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	1,710,288	1,646,911
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	335,567	320,485
Delta Air Lines, Inc., Series 2015-1, 3.88%, 07/30/2027	314,603	309,102
DigitalBridge Group, Inc., Series 2021-1A, Class A2, 3.93%, 09/25/2051 (a)	1,020,000	996,235
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A1, 5.52%, 01/26/2060 (a)(c)	739,372	747,493
EnFin Residential Solar Receivables Trust, Series 2024-2A, Class A, 5.98%, 09/20/2055 (a)	893,596	857,160
ExteNet LLC, Series 2024-1A, Class A2, 5.34%, 07/25/2054 (a)	750,000	754,653
Federal Express Corp. 2020-1 Pass Through Trusts, Series 2020-1, 1.88%, 02/20/2034	51,285	44,745
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/2030	1,000,000	1,020,056
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/2051 (a)	777,143	765,890
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033 (a)	3,000,000	2,976,199
Series 2021-1, Class B, 1.61%, 10/17/2033 (a)	120,000	119,050
Series 2021-2, Class B, 1.91%, 05/15/2034 (a)	100,000	98,012
Series 2022-B, Class A4, 3.93%, 08/15/2027	895,099	895,209
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(c)	2,300,000	2,358,641
Series 2025-2, Class A, 4.37%, 02/15/2038 (a)(c)	2,821,000	2,844,247
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029 (a)	2,100,000	2,139,854
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	2,500,000	2,520,162
Frontier Communications Parent, Inc., Series 2024-1, Class A2, 6.19%, 06/20/2054 (a)	590,000	608,304
Galaxy CLO Ltd., Series 2018-25A, Class A1RR, 4.97% (3 mo. Term SOFR + 1.11%), 04/25/2036 (a)	5,300,000	5,306,498
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	1,000,000	1,013,714
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027	6,331	6,321
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040 (a)	487,076	467,715
Series 2020-2A, Class A, 2.26%, 11/19/2040 (a)	130,636	125,527
Series 2020-2A, Class B, 3.32%, 11/19/2040 (a)	108,859	104,729
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 06/16/2028	547,110	551,045
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	514,399
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	309,157
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034 (a)	100,000	98,094
Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	500,000	525,751
Series 2024-2, Class A, 4.52%, 03/11/2037 (a)	1,700,000	1,727,708
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029 (a)	242,430	242,361
Golub Capital Partners CLO Ltd., Series 2023-70A, Class A1R, 5.03% (3 mo. Term SOFR + 1.12%), 10/25/2037 (a)	3,000,000	3,001,845
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048 (a)	247,426	201,174
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (a)	961,879	800,156
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	679,866	598,489
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (a)	772,040	702,274
GreenSky LLC
Series 2024-1, Class A2, 5.88%, 06/25/2059 (a)	137,410	137,992
Series 2025-2A, Class A2, 4.93%, 06/25/2060 (a)	375,431	376,818
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041 (a)	180,212	175,247
Series 2016-3A, Class A1, 3.08%, 09/20/2042 (a)	80,740	75,684
Series 2020-1A, Class A, 2.59%, 09/20/2057 (a)	337,862	293,188
Hertz Vehicle Financing LLC
Series 2023-2A, Class C, 7.13%, 09/25/2029 (a)	900,000	935,431
Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)	810,000	822,740
Home Equity Asset Trust, Series 2003-1, Class M1, 5.35% (1 mo. Term SOFR + 1.61%), 06/25/2033	1,236	1,222
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	323,142	304,424
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 06/20/2054 (a)	1,500,000	1,533,655
J.P. Morgan Mortgage Trust 2025-HE2, Series 2025-HE2, Class A1, 5.16% (30 day avg SOFR US + 1.25%), 11/20/2055 (a)	730,683	731,792
Jamestown CLO Ltd.
Series 2016-9A, Class A1R3, 5.04% (3 mo. Term SOFR + 1.18%), 07/25/2034 (a)	3,000,000	3,001,146
Series 2019-14A, Class A1RR, 4.92% (3 mo. Term SOFR + 1.04%), 10/20/2034 (a)	3,000,000	2,996,040
JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.12% (30 day avg SOFR US + 1.20%), 02/25/2055 (a)	538,401	538,399
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 06/21/2032 (a)	2,000,000	2,026,842
Series 2025-3A, Class A, 4.51%, 05/21/2035 (a)	1,110,000	1,109,667
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048 (a)	852,954	832,752
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048 (a)	504,352	425,402
Series 2021-2GS, Class A, 2.22%, 03/20/2048 (a)	288,838	235,041
Madison Park Funding Ltd.
Series 2018-29A, Class A1R2, 5.06% (3 mo. Term SOFR + 1.18%), 03/25/2038 (a)	3,830,000	3,824,121
Series 2019-37A, Class AR2, 5.43% (3 mo. Term SOFR + 1.53%), 04/15/2037 (a)	3,000,000	3,005,538
Marble Point CLO, Series 2020-2A, Class A1R2, 5.11% (3 mo. Term SOFR + 1.21%), 03/15/2038 (a)	2,500,000	2,494,927
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/2036 (a)	1,710,000	1,683,571
Series 2024-AA, Class A, 5.13%, 09/22/2036 (a)	320,000	324,261
Series 2025-AA, Class A, 4.98%, 05/20/2038 (a)	630,000	638,002
MFRA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (a)(d)	321,935	296,580
MMAF Equipment Finance LLC
Series 2019-B, Class A5, 2.29%, 11/12/2041 (a)	212,359	210,806
Series 2025-A, Class A3, 4.82%, 08/13/2032 (a)	2,000,000	2,046,838
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031 (a)	849,041	840,597
MOO Securitization Trust 2025-RM1, Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 (a)(d)	780,000	759,325
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046 (a)	319,610	283,037
Series 2020-2A, Class A, 1.44%, 08/20/2046 (a)	359,143	304,718
Series 2021-1A, Class B, 2.05%, 12/20/2046 (a)	432,261	348,608
Series 2021-3A, Class A, 1.44%, 06/20/2052 (a)	932,810	774,598
Series 2021-3A, Class C, 1.77%, 06/20/2052 (a)	325,750	197,047
Series 2022-3A, Class A, 6.10%, 06/20/2053 (a)	701,301	689,626
Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	567,309	568,359
Mountain View Funding CLO, Series 2015-9A, Class A1R, 5.29% (3 mo. Term SOFR + 1.38%), 07/15/2031 (a)	35,674	35,675
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034 (a)	329,970	302,831
Nassau Global Credit Ltd., Series 2024-1A, Class A1, 5.48% (3 mo. Term SOFR + 1.60%), 07/20/2037 (a)	3,000,000	3,004,902
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068 (a)	32,156	31,834
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (a)	1,875,439	1,814,929
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	73,805	70,881
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	56,280	53,766
NextGear Floorplan Master Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030 (a)	500,000	500,945
Nissan Auto Lease Trust, Series 2025-A, Class A3, 4.75%, 03/15/2028	800,000	809,741
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029 (a)	1,242,983	1,252,812
On Deck Capital, Inc.
Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,090,000	1,094,524
Series 2025-1A, Class C, 6.64%, 04/19/2032 (a)	980,000	985,619
Series 2025-2A, Class A, 4.84%, 11/17/2032 (a)	1,050,000	1,054,394
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class B, 1.26%, 07/14/2028 (a)	533,935	533,241
Series 2021-1A, Class C, 1.42%, 07/14/2028 (a)	500,000	499,355
Series 2025-1A, Class A, 5.36%, 04/16/2035 (a)	1,800,000	1,864,235
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035 (a)	460,553	453,343
Series 2021-1A, Class A2, 4.74% (30 day avg SOFR US + 0.76%), 06/16/2036 (a)	600,000	600,697
Series 2023-2A, Class A1, 5.84%, 09/15/2036 (a)	1,200,000	1,223,998
Series 2023-2A, Class B, 6.17%, 09/15/2036 (a)	1,070,000	1,100,101
Series 2025-1A, Class A, 4.82%, 07/14/2038 (a)	2,100,000	2,122,646
Oportun Financial Corp.
Series 2021-B, Class C, 3.65%, 05/08/2031 (a)	253,254	250,956
Series 2025-B, Class D, 6.45%, 05/09/2033 (a)	2,100,000	2,096,550
Oxford Finance Funding Trust
Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	2,028,152	2,047,961
Series 2025-1A, Class A2, 5.41%, 02/15/2035 (a)	550,000	551,640
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 4.52% (30 day avg SOFR US + 0.64%), 05/25/2070 (a)	190,101	186,693
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (a)	256,999	259,409
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	1,760,000	1,771,967
Rad CLO, Series 2024-23A, Class A1, 5.48% (3 mo. Term SOFR + 1.60%), 04/20/2037 (a)	2,500,000	2,506,127
RCKT Mortgage Trust
Series 2024-CES3, Class A1A, 6.59%, 05/25/2044 (a)(d)	674,062	684,074
Series 2025-CES1, Class A1A, 5.65%, 01/25/2045 (a)(c)	467,712	480,586
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055 (a)(c)	1,066,408	1,077,076
RCKT Mortgage Trust 2024-CES4, Series 2024-CES5, Class A1A, 5.85%, 08/25/2044 (a)(c)	165,574	167,198
ReadyCap Commercial LLC, Series 2019-2, Class A, 6.25% (Prime Rate + (0.50%)), 12/27/2044 (a)	27,056	27,037
Regatta Funding Ltd., Series 2024-2A, Class A1, 5.41% (3 mo. Term SOFR + 1.55%), 04/25/2037 (a)	3,000,000	3,006,000
Regional Management Corp., Series 2025-2, Class A, 4.59%, 11/16/2037 (a)	1,480,000	1,477,546
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053 (a)	118,569	111,506
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056 (a)	496,436	401,095
Republic Finance Issuance Trust, Series 2024-B, Class B, 5.86%, 11/20/2037 (a)	1,380,000	1,413,237
ROMARK CLO LLC, Series 2018-1A, Class A1, 5.18% (3 mo. Term SOFR + 1.29%), 04/20/2031 (a)	388,500	388,519
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, 5.00%, 06/20/2047 (a)	600,000	594,636
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	615,117
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	933,064
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	304,061
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	103,537
Series 2024-2, Class C, 5.84%, 06/17/2030	500,000	512,076
Series 2024-3, Class C, 5.64%, 08/15/2030	1,500,000	1,528,912
Series 2024-4, Class C, 4.95%, 04/15/2030	800,000	808,407
Series 2025-3, Class C, 4.68%, 09/15/2031	900,000	905,494
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	176,444	177,588
SBA Tower Trust, Series 2022-1, 6.60%, 01/15/2028 (a)	1,000,000	1,023,971
SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033 (a)	1,560,000	1,594,259
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030 (a)	100,000	102,406
Series 2023-1A, Class C, 5.97%, 02/20/2031 (a)	100,000	102,852
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 06/17/2041 (a)	1,617,278	1,607,422
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048 (a)	19,571	19,473
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	60,675	58,855
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	115,375	111,622
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (a)	67,759	63,891
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048 (a)	1,270,000	1,281,148
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 4.75% (1 mo. Term SOFR + 1.01%), 09/25/2034	5,778	5,572
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	844,853	781,930
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050 (a)	825,290	825,575
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049 (a)	189,522	184,411
Series 2019-1A, Class A, 3.98%, 06/30/2054 (a)	254,711	243,138
Series 2021-2A, Class A, 2.27%, 01/30/2057 (a)	1,012,246	922,849
Series 2022-1A, Class A, 4.75%, 07/30/2057 (a)	887,934	859,165
Series 2023-2A, Class A1, 6.60%, 01/30/2059 (a)	1,213,385	1,228,296
Series 2024-1A, Class A, 6.27%, 02/01/2055 (a)	459,483	454,228
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 03/25/2055 (a)	1,000,000	983,765
Switch Ltd., Series 2025-2A, Class A21, 5.12%, 10/25/2055 (a)	730,000	728,943
Symphony CLO Ltd., Series 2012-9A, Class CR3, 6.66% (3 mo. Term SOFR + 2.76%), 07/16/2032 (a)	1,840,000	1,846,469
TCW CLO Ltd., Series 2019-2A, Class A1R2, 5.15% (3 mo. Term SOFR + 1.27%), 01/20/2038 (a)	3,250,000	3,254,872
Tesla Auto Lease Trust
Series 2023-B, Class B, 6.57%, 08/20/2027 (a)	1,090,000	1,092,807
Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	618,147	620,154
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028 (a)	1,108,289	1,116,634
Texas Debt Capital CLO Ltd., Series 2025-1A, Class A1, 5.01% (3 mo. Term SOFR + 1.14%), 04/24/2038 (a)	2,500,000	2,492,375
Towd Point Mortgage Trust
Series 2018-5, Class M1, 3.25%, 07/25/2058 (a)(d)	2,385,000	2,039,215
Series 2020-4, Class A1, 1.75%, 10/25/2060 (a)	94,775	86,840
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068 (a)(d)	171,320	166,563
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061 (a)(d)	243,600	237,824
Series 2024-CES3, Class A1, 6.29%, 05/25/2064 (a)(d)	369,517	376,908
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (a)	1,200,000	1,226,156
Trinity Industries Leasing Co., Series 2025-1A, Class A, 5.09%, 10/19/2055 (a)	745,397	741,034
United Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 4.15%, 08/25/2031	634,459	622,969
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055 (a)	1,460,000	1,485,205
Vantage Data Centers Guarantor LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055 (a)	1,200,000	1,188,471
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031 (a)	271,215	267,626
Verizon Master Trust, Series 2025-9, Class A1A, 3.96%, 10/21/2030	365,000	365,959
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048 (a)	200,461	193,117
Series 2018-1A, Class B, 7.37%, 04/30/2048 (a)	219,392	214,402
Voya CLO Ltd., Series 2019-3A, Class AR, 5.22% (3 mo. Term SOFR + 1.34%), 10/17/2032 (a)	1,936,960	1,940,566
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63%, 01/15/2031 (a)	600,000	603,375
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A, 5.80%, 04/18/2038 (a)	335,727	337,869
Series 2025-2A, Class A1, 4.41%, 05/18/2040 (a)	1,300,000	1,310,098
Series 2025-3A, Class A1, 4.08%, 09/18/2040 (a)	2,553,000	2,559,613
Zayo Group LLC
Series 2025-1A, Class A2, 5.65%, 03/20/2055 (a)	1,190,000	1,211,483
Series 2025-2A, Class B, 6.59%, 06/20/2055 (a)	930,000	959,240
TOTAL ASSET-BACKED SECURITIES (Cost $231,352,496)		231,869,766

U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury Bonds
1.88%, 02/15/2041	350,000	244,508
2.25%, 05/15/2041	500,000	367,754
2.38%, 02/15/2042	3,825,000	2,815,559
3.25%, 05/15/2042	8,055,000	6,717,744
2.75%, 11/15/2042	75,000	57,633
3.88%, 02/15/2043	455,000	409,322
3.88%, 05/15/2043	2,500,000	2,242,676
4.38%, 08/15/2043	2,265,000	2,163,517
4.75%, 11/15/2043 (h)	6,475,000	6,475,759
4.13%, 08/15/2044	54,000	49,560
4.63%, 11/15/2044	3,110,000	3,047,557
5.00%, 05/15/2045	6,340,000	6,508,406
4.88%, 08/15/2045	621,000	627,016
4.63%, 11/15/2045	31,114,000	30,404,212
2.38%, 11/15/2049	5,740,000	3,686,829
2.00%, 02/15/2050	2,990,000	1,752,654
1.63%, 11/15/2050	6,130,000	3,218,250
1.88%, 02/15/2051	11,725,000	6,552,260
2.00%, 08/15/2051	62,000	35,517
1.88%, 11/15/2051	3,215,000	1,777,041
3.63%, 02/15/2053	92,000	74,484
3.63%, 05/15/2053	17,080,000	13,816,786
4.63%, 05/15/2054	78,000	75,121
4.25%, 08/15/2054	3,999,000	3,615,658
4.50%, 11/15/2054	304,000	286,734
4.63%, 02/15/2055	603,000	580,835
4.75%, 05/15/2055	237,000	232,889
4.75%, 08/15/2055	9,876,800	9,710,129
U.S. Treasury Notes
4.25%, 12/31/2026	120,000	120,837
3.50%, 09/30/2027	235,000	235,046
0.50%, 10/31/2027	2,755,000	2,610,470
3.38%, 11/30/2027	6,628,000	6,615,314
3.38%, 12/31/2027	2,128,000	2,123,844
4.00%, 06/30/2028	125,000	126,465
1.13%, 08/31/2028	1,000,000	939,414
3.50%, 10/15/2028	1,410,000	1,408,568
3.50%, 12/15/2028	2,993,000	2,989,493
4.00%, 01/31/2029	52,000	52,662
4.50%, 05/31/2029	48,400	49,791
4.25%, 01/31/2030	97,000	99,156
3.75%, 05/31/2030	41,000	41,101
3.88%, 07/31/2030	104,000	104,768
3.63%, 09/30/2030	4,575,000	4,557,308
3.63%, 10/31/2030	173,000	172,270
3.50%, 11/30/2030	263,000	260,349
4.38%, 11/30/2030	72,000	74,073
3.63%, 12/31/2030	3,349,000	3,333,040
3.75%, 12/31/2030	125,000	125,063
4.13%, 10/31/2031	120,000	121,847
4.50%, 12/31/2031	145,000	150,052
1.88%, 02/15/2032	177,000	157,855
2.88%, 05/15/2032	67,000	63,174
4.00%, 07/31/2032	40,000	40,209
2.75%, 08/15/2032	212,000	197,615
3.88%, 09/30/2032	9,845,000	9,814,619
3.75%, 10/31/2032	950,000	939,461
3.75%, 11/30/2032	1,345,000	1,329,448
3.88%, 12/31/2032	10,123,000	10,078,712
3.38%, 05/15/2033	183,000	175,930
3.88%, 08/15/2033	32,000	31,734
4.00%, 02/15/2034	160,000	159,500
4.38%, 05/15/2034	237,000	242,194
4.25%, 11/15/2034	65,000	65,683
4.63%, 02/15/2035	173,000	179,575
4.25%, 08/15/2035	797,000	802,728
4.00%, 11/15/2035	12,003,000	11,830,457
U.S. Treasury STRIP Coupon
Zero Coupon, 11/15/2040 (g)	305,000	148,793
Zero Coupon, 05/15/2041 (g)(h)	6,840,000	3,243,437
Zero Coupon, 11/15/2041 (g)	440,000	202,154
Zero Coupon, 02/15/2042 (g)	1,090,000	493,340
Zero Coupon, 05/15/2042 (g)	80,000	35,651
Zero Coupon, 11/15/2042 (g)	935,000	405,073
Zero Coupon, 05/15/2043 (g)	1,975,000	830,359
Zero Coupon, 08/15/2043 (g)	480,000	198,632
Zero Coupon, 11/15/2043 (g)	270,000	110,083
Zero Coupon, 02/15/2044 (g)	1,020,000	409,647
Zero Coupon, 05/15/2044 (g)	205,000	81,163
Zero Coupon, 08/15/2044 (g)	975,000	380,422
Zero Coupon, 11/15/2044 (g)	490,000	188,668
Zero Coupon, 02/15/2045 (g)	1,265,000	481,481
Zero Coupon, 11/15/2045 (g)	560,000	204,138
Zero Coupon, 02/15/2046 (g)	405,000	145,773
Zero Coupon, 05/15/2046 (g)	235,000	83,495
Zero Coupon, 05/15/2050 (g)	185,000	53,347
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $183,459,142)		177,661,891

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 6.12% (1 mo. Term SOFR + 2.36%), 04/15/2034 (a)	500,000	431,096
Angel Oak Mortgage Trust LLC
Series 2021-8, Class A3, 2.84%, 11/25/2066 (a)(d)	100,000	74,100
Series 2025-13, Class M1, 5.74%, 10/25/2070 (a)(d)	100,000	100,014
ATLXM Trust, Series 2024-RPL2, Class A1, 3.85%, 04/25/2063 (a)(c)	1,084,144	1,053,209
BAHA Trust, Series 2024-MAR, Class A, 5.97%, 12/10/2041 (a)(d)	1,320,000	1,366,238
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	549,113	548,562
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,162,000	1,036,566
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	491,157	437,833
BANK5 Trust, Series 2025-5YR17, Class A3, 5.23%, 11/15/2058	1,480,000	1,525,887
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (d)	1,900,000	2,012,744
Series 2023-C21, Class A2, 6.30%, 09/15/2056 (d)	758,217	795,471
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	496,887
Series 2019-B10, Class 3CCA, 3.90%, 03/15/2062 (a)(d)	250,000	192,749
Series 2019-B10, Class A3, 3.46%, 03/15/2062	837,631	818,021
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,202,193
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,178,101
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	719,122
Series 2020-IG3, Class A2, 2.48%, 09/15/2048 (a)	486,555	478,427
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	499,203
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	542,223
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,200,000	1,099,922
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,664,635
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,500,000	1,332,007
Series 2025-V17, Class A3, 5.07%, 09/15/2058	1,900,000	1,946,724
Blue Owl Real Estate Capital LLC, Series 2023-NLP, Class A, 6.09%, 03/15/2040 (a)(d)	1,400,000	1,387,380
BMO Mortgage Trust
Series 2022-C1, Class 360B, 3.94%, 02/17/2055 (a)(d)	1,000,000	858,697
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,027,971
Series 2023-5C1, Class A3, 6.53%, 08/15/2056 (d)	1,650,000	1,727,502
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (d)	2,100,000	2,243,912
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (d)	2,100,000	2,180,775
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/2054 (a)(c)	642,724	652,607
BX Trust, Series 2022-AHP, Class C, 5.84% (1 mo. Term SOFR + 2.09%), 01/17/2039 (a)	1,600,000	1,598,541
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	751,557
Series 2020-P1, Class A1, 2.84%, 04/15/2052 (a)(d)	813,000	796,647
Capital Automotive LLC, Series 2024-3A, Class A1, 4.40%, 10/15/2054 (a)	2,039,650	1,988,711
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 03/15/2052 (a)	1,057,050	1,012,142
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039 (a)	485,000	450,201
Series 2019-CPT, Class E, 3.00%, 11/13/2039 (a)(d)	350,000	292,141
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060 (a)	350,786	218,707
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (a)	482,800	474,935
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 04/15/2042 (a)(d)	2,000,000	2,049,738
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/2049	705,457	704,601
Series 2016-P3, Class A3, 3.06%, 04/15/2049	357,604	356,975
Series 2016-P4, Class A3, 2.65%, 07/10/2049	114,286	113,612
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	830,166
Series 2019-C7, Class A3, 2.86%, 12/15/2072	293,464	278,705
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049 (d)	500,000	404,358
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	858,920	816,403
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051 (a)	2,394,262	2,055,633
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.37%, 08/10/2046 (a)(d)	479,082	447,941
Series 2022-HC, Class B, 3.17%, 01/10/2039 (a)	1,000,000	957,750
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)	1,000,000	1,038,752
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040 (a)	1,000,000	1,038,552
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A3, 4.15%, 11/15/2051	665,234	658,580
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,153,597	1,073,802
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040 (a)	890,000	917,135
Ellington Financial Mortgage Trust, Series 2023-1, Class M1, 6.69%, 02/25/2068 (a)(d)	150,000	150,317
Fannie Mae Connecticut Avenue Securities
Series 2022-R05, Class 2M2, 6.87% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	120,000	122,650
Series 2022-R06, Class 1M2, 7.72% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	625,000	647,589
Series 2022-R07, Class 1M2, 8.52% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	505,000	530,651
Series 2022-R08, Class 1M2, 7.47% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	160,000	165,391
Series 2022-R09, Class 2M2, 8.62% (30 day avg SOFR US + 4.75%), 09/25/2042 (a)	245,000	259,783
Series 2023-R01, Class 1M2, 7.62% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,260,000	1,316,017
Series 2023-R02, Class 1M2, 7.22% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	100,000	103,645
Series 2023-R05, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	1,150,000	1,192,599
Series 2023-R06, Class 1M2, 6.57% (30 day avg SOFR US + 2.70%), 07/25/2043 (a)	715,000	734,805
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	448,359	417,848
Series 2022-P013, Class A2, 2.76%, 02/25/2032 (d)	1,000,000	920,891
Series 2024-P016, Class A2, 4.61%, 09/25/2033 (d)	1,000,000	1,010,668
Series 405, Class C20, 4.00%, 05/25/2053 (f)	1,214,620	259,225
Series 4748, Class Z, 4.00%, 11/15/2047	103,264	98,808
Series 4776, Class WZ, 4.00%, 03/15/2048	322,947	308,751
Series 4783, Class Z, 4.00%, 04/15/2048	279,643	266,365
Series 4835, Class AS, 3.28% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048 (j)	55,550	49,114
Series 4978, Class MI, 4.00%, 05/25/2040 (f)	458,657	68,383
Series 5017, Class VZ, 2.00%, 09/25/2050 (k)	317,052	218,143
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050 (f)(g)(j)	802,060	22,836
Series 5160, Class ZG, 3.00%, 09/25/2050 (k)	74,759	55,273
Series 5296, Class T, 5.00%, 11/25/2052	744,987	748,126
Series 5560, Class FA, 5.80% (30 day avg SOFR US + 1.93%), 06/25/2055	1,703,655	1,726,260
Series K-157, Class A2, 4.20%, 05/25/2033	2,000,000	1,980,580
Series K-170, Class A2, 5.00%, 02/25/2035 (d)	2,000,000	2,074,571
Federal National Mortgage Association
Series 2018-M8, Class A2, 3.31%, 06/25/2028 (d)	393,973	389,587
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	44,228	43,842
Series 2020-101, Class AI, 3.50%, 01/25/2051 (f)	1,320,812	249,964
Series 2020-24, Class SP, 2.06% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050 (f)(j)	207,354	27,748
Series 2020-56, Class LI, 2.00%, 08/25/2050 (f)	289,589	36,243
Series 2020-75, Class LI, 2.50%, 11/25/2050 (f)	443,643	60,905
Series 2021-17, Class EA, 1.50%, 04/25/2051	3,224,615	2,726,147
Series 2021-76, Class IY, 2.50%, 11/25/2051 (f)	195,642	21,308
Series 2022-18, Class DZ, 3.50%, 04/25/2052 (k)	632,719	493,393
Series 2022-51, Class PS, 2.08% (-1 x 30 day avg SOFR US + 5.95%), 08/25/2052 (f)(j)	503,990	48,776
Flagstar Mortgage Trust
Series 2018-2, Class B4, 4.00%, 04/25/2048 (a)(d)	119,877	110,892
Series 2021-12, Class B3, 2.96%, 11/25/2051 (a)(d)	134,986	110,112
Series 2021-4, Class A21, 2.50%, 06/01/2051 (a)(d)	181,028	149,747
Series 2021-7, Class B3, 2.92%, 08/25/2051 (a)(d)	133,775	110,737
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.52% (30 day avg SOFR US + 1.65%), 01/25/2034 (a)	14,063	14,102
Series 2022-DNA4, Class M1B, 7.22% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	225,000	232,173
Series 2022-DNA5, Class M1B, 8.37% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	535,000	562,768
Series 2022-DNA6, Class M2, 9.62% (30 day avg SOFR US + 5.75%), 09/25/2042 (a)	400,000	430,940
Series 2023-HQA1, Class M1B, 7.37% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	268,000	280,706
Series 2023-HQA3, Class M2, 7.22% (30 day avg SOFR US + 3.35%), 11/25/2043 (a)	325,000	340,025
Series 2025-DNA2, Class A1, 4.97% (30 day avg SOFR US + 1.10%), 05/25/2045 (a)	1,106,250	1,112,557
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 01/20/2040 (f)	514,738	101,999
Series 2013-99, Class AX, 3.00%, 07/20/2043 (c)	115,386	106,812
Series 2015-143, Class WA, 4.00%, 10/20/2045	99,446	97,565
Series 2018-121, Class KS, 0.01% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048 (f)(j)	212,638	5,199
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048 (f)(g)(j)	269,943	6,814
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048 (f)(g)(j)	1,641,495	45,710
Series 2018-76, Class IO, 4.00%, 06/20/2046 (f)	21,535	2,327
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049 (f)(g)(j)	1,003,242	10,719
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049 (f)(g)(j)	432,810	9,106
Series 2020-126, Class BI, 3.00%, 08/20/2050 (f)	626,481	104,444
Series 2021-114, Class TI, 3.00%, 06/20/2051 (f)	694,541	94,974
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050 (f)(g)(j)	118,473	51
Series 2021-209, Class Z, 3.00%, 11/20/2051 (k)	655,765	483,495
Series 2022-124, Class QZ, 4.00%, 07/20/2052 (k)	137,542	117,373
Series 2022-125, Class CS, 2.07% (-1 x 30 day avg SOFR US + 5.99%), 07/20/2052 (f)(j)	536,449	43,666
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052 (f)(g)(j)	1,076,171	22,456
Series 2022-129, Class SA, 0.03% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052 (f)(j)	4,235,229	97,097
Series 2022-133, Class SA, 0.03% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052 (f)(j)	414,703	10,244
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052 (f)(g)(j)	432,740	7,689
Series 2022-178, Class SA, 0.98% (-1 x 30 day avg SOFR US + 4.90%), 10/20/2052 (f)(j)	5,054,927	234,395
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052 (f)(g)(j)	296,887	5,559
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052 (f)(g)(j)	886,215	16,423
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052 (f)(g)(j)	289,722	7,823
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052 (f)(g)(j)	237,766	7,500
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052 (f)(g)(j)	185,791	3,642
Series 2022-93, Class IO, 3.00%, 08/20/2051 (f)	2,495,258	267,506
Series 2023-111, Class ZA, 3.00%, 02/20/2052 (k)	536,207	375,922
Series 2023-186, Class ZJ, 5.00%, 12/20/2053 (k)	364,631	358,282
Series 2023-81, Class IO, 5.00%, 04/20/2052 (f)	407,625	73,698
Series 2024-23, Class ID, 5.00%, 03/20/2040 (f)	347,733	65,581
Series 2024-69, Class AZ, 2.50%, 04/20/2054 (k)	338,813	247,635
GS Mortgage Securities Corp. II
Series 2018-GS10, Class A3, 4.26%, 07/10/2051 (d)	800,000	793,742
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	906,089	871,448
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,230,000	1,168,003
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,286,991
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	987,345
GS U.S. Government Agencies Trust
Series 2021-GR1, Class A4, 2.50%, 11/25/2051 (a)(d)	140,217	115,997
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052 (a)(d)	168,901	139,726
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051 (a)(d)	284,250	235,114
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051 (a)(d)	206,517	170,780
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052 (a)(d)	337,801	279,451
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052 (a)(d)	228,476	189,027
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052 (a)(d)	78,671	68,237
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052 (a)(d)	230,202	199,284
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053 (a)(d)	263,110	237,018
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 08/05/2034 (a)(d)	900,000	885,454
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class M1, 7.10%, 10/25/2067 (a)(d)	150,000	149,480
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	1,036,198	1,028,763
Series 2019-BKWD, Class A, 5.37% (1 mo. Term SOFR + 1.61%), 09/15/2029 (a)	154,493	150,003
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 5.50%, 12/25/2044 (a)(d)	31,768	31,341
Series 2017-2, Class A13, 3.50%, 05/25/2047 (a)(d)	5,213	4,734
Series 2017-5, Class A2, 4.75%, 10/26/2048 (a)(d)	52,704	52,823
Series 2018-5, Class A13, 3.50%, 10/25/2048 (a)(d)	26,341	23,705
Series 2018-7FRB, Class A2, 4.60% (1 mo. Term SOFR + 0.86%), 04/25/2046 (a)	9,526	9,362
Series 2018-8, Class A13, 4.00%, 01/25/2049 (a)(d)	3,066	2,862
Series 2018-9, Class A13, 4.00%, 02/25/2049 (a)(d)	1,096	1,026
Series 2019-1, Class A15, 4.00%, 05/25/2049 (a)(d)	2,724	2,552
Series 2020-1, Class B2, 3.82%, 06/25/2050 (a)(d)	29,840	27,106
Series 2021-10, Class A15, 2.50%, 12/25/2051 (a)(d)	74,319	61,481
Series 2021-11, Class A15, 2.50%, 01/25/2052 (a)(d)	152,544	126,147
Series 2021-14, Class A15, 2.50%, 05/25/2052 (a)(d)	94,860	78,475
Series 2021-15, Class A15, 2.50%, 06/25/2052 (a)(d)	655,691	542,226
Series 2021-4, Class B2, 2.88%, 08/25/2051 (a)(d)	110,528	90,499
Series 2021-7, Class A15, 2.50%, 11/25/2051 (a)(d)	210,512	174,165
Series 2021-8, Class A15, 2.50%, 12/25/2051 (a)(d)	98,778	81,723
Series 2021-8, Class B3, 2.84%, 12/25/2051 (a)(d)	151,330	122,734
Series 2021-LTV2, Class A3, 2.93%, 05/25/2052 (a)(d)	68,590	59,568
Series 2022-2, Class A25, 3.00%, 08/25/2052 (a)(d)	76,339	66,138
Series 2022-3, Class A25, 3.00%, 08/25/2052 (a)(d)	344,560	298,283
Series 2022-4, Class A17A, 3.00%, 10/25/2052 (a)(d)	230,155	199,243
Series 2022-4, Class B3, 3.24%, 10/25/2052 (a)(d)	114,310	92,816
Series 2022-5, Class B3, 2.95%, 09/25/2052 (a)(d)	113,929	90,140
Series 2022-6, Class A17A, 3.00%, 11/25/2052 (a)(d)	1,020,971	884,535
Series 2022-7, Class 1A17, 3.00%, 12/25/2052 (a)(d)	118,510	102,494
Series 2022-LTV1, Class A1, 3.25%, 07/25/2052 (a)(d)	380,513	340,986
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052 (a)(d)	230,140	207,027
Series 2023-1, Class A15B, 5.50%, 06/25/2053 (a)(d)	101,561	100,438
Series 2024-3, Class A9, 3.00%, 05/25/2054 (a)(d)	859,196	743,799
Series 2024-7, Class A9, 3.00%, 04/25/2053 (a)(d)	280,331	242,680
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.06%, 11/15/2047 (a)(d)	470,000	360,186
Manhattan West, Series 2020-1MW, Class C, 2.33%, 09/10/2039 (a)(d)	500,000	479,162
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 06/12/2039 (a)	1,000,000	1,013,328
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class A3, 3.06%, 05/15/2049	56,109	55,958
Series 2016-C29, Class D, 3.00%, 05/15/2049 (a)	400,000	320,365
Morgan Stanley Capital I, Inc., Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,405,502	2,405,653
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051 (a)(d)	128,490	106,293
Series 2021-6, Class A4, 2.50%, 09/25/2051 (a)(d)	98,438	88,675
Series 2021-6, Class A9, 2.50%, 09/25/2051 (a)(d)	117,386	97,072
Series 2023-1, Class A7, 4.00%, 02/25/2053 (a)(d)	243,316	224,900
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.15% (1 mo. Term SOFR + 2.39%), 03/15/2039 (a)	1,090,000	1,091,588
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 6.58% (1 mo. Term SOFR + 2.83%), 07/15/2036 (a)	1,000,000	807,709
Series 2019-MILE, Class F, 8.08% (1 mo. Term SOFR + 4.33%), 07/15/2036 (a)	750,000	512,032
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	1,730,000	1,061,429
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 4.60% (1 mo. Term SOFR + 0.86%), 01/25/2048 (a)	23,188	22,785
NYC Commercial Mortgage Trust, Series 2025-300P, Class A, 4.88%, 07/13/2042 (a)(d)	2,160,000	2,168,458
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054 (a)	3,547,000	3,292,414
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (a)	730,448	697,653
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A19, 2.50%, 07/25/2051 (a)(d)	222,945	184,435
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (a)(d)	1,042,606	1,051,680
Series 2025-NQM8, Class A1, 5.47%, 03/25/2065 (a)(c)	1,147,346	1,156,334
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051 (a)(d)	271,115	224,284
Series 2021-5, Class B4, 2.92%, 11/25/2051 (a)(d)	179,693	145,112
Series 2022-2, Class A22, 2.50%, 02/25/2052 (a)(d)	340,754	281,894
Series 2022-3, Class A21, 3.00%, 05/25/2052 (a)(d)	125,798	108,987
Series 2022-4, Class A22, 3.50%, 06/25/2052 (a)(d)	193,626	174,422
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/10/2040 (a)	1,550,000	1,590,542
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045 (a)(d)	7,741	7,176
Series 2020-1, Class B4, 3.85%, 02/25/2050 (a)(d)	202,491	161,476
Series 2020-3, Class A19, 3.00%, 04/25/2050 (a)(d)	41,916	36,377
Series 2021-1, Class B3, 2.66%, 03/25/2051 (a)(d)	87,757	73,916
Series 2021-4, Class A19, 2.50%, 06/25/2051 (a)(d)	72,565	60,445
Series 2023-1, Class A19, 5.00%, 01/25/2053 (a)(d)	171,875	167,088
Series 2025-S2, Class A1, 4.00%, 11/25/2055 (a)(d)	313,391	293,212
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 5.12% (1 mo. Term SOFR + 1.37%), 11/15/2036 (a)	1,000,000	997,515
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049 (a)	985,338	969,918
Series 2021-1A, Class A1, 2.12%, 06/20/2051 (a)	1,124,125	1,050,581
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.85% (1 mo. Term SOFR + 1.10%), 03/17/2042 (a)	893,904	894,614
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/2033 (a)(d)	1,000,000	1,052,705
UBS Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	146,458
Series 2017-C7, Class A3, 3.42%, 12/15/2050	204,198	202,006
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,290,085	1,285,801
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.72%, 03/10/2046 (a)(d)	225,000	181,214
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/2066 (a)(d)	88,999	78,635
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 5.94%, 03/15/2040 (a)(d)	500,000	499,071
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 05/15/2052	930,258	913,028
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A3, 5.92%, 11/15/2057 (d)	2,075,000	2,184,282
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049 (a)(d)	5,216	4,949
Series 2020-4, Class A17, 3.00%, 07/25/2050 (a)(d)	215,318	187,610
Series 2021-2, Class A17, 2.50%, 06/25/2051 (a)(d)	268,552	222,500
Series 2022-2, Class A18, 2.50%, 12/25/2051 (a)(d)	85,014	70,223
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 3.96%, 05/15/2045 (a)(d)	171,113	156,996
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $128,527,126)		125,428,847

FOREIGN CORPORATE BONDS - 7.7%

BASIC MATERIALS - 0.3%
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2033	980,000	1,018,033
5.30%, 02/21/2035	95,000	98,081
5.75%, 09/05/2055	288,000	293,593
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)	175,000	185,789
Fortescue Treasury Pty Ltd., 6.13%, 04/15/2032 (a)	500,000	521,742
Nutrien Ltd.
5.20%, 06/21/2027	75,000	76,225
5.40%, 06/21/2034	1,000,000	1,031,559
OCP SA
6.10%, 04/30/2030 (a)	305,000	318,627
6.75%, 05/02/2034 (a)	426,000	458,870
Rio Tinto Alcan, Inc., 7.25%, 11/01/2028	250,000	267,868
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	75,000	77,283
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	190,000	184,120
Suzano Netherlands BV, 5.50%, 01/15/2036	47,000	46,595
Total Basic Materials		4,578,385

COMMUNICATIONS - 0.1%
NTT Finance Corp., 5.50%, 07/16/2035 (a)	400,000	414,175
Telefonica Emisiones SA, 5.21%, 03/08/2047	150,000	132,060
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/2032 (a)	500,000	531,635
Vodafone Group PLC
5.75%, 06/28/2054	92,000	89,362
5.75%, 02/10/2063	87,000	82,677
5.88%, 06/28/2064	182,000	176,121
Total Communications		1,426,030

CONSUMER, CYCLICAL - 0.1%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	125,000	123,219
Aptiv Swiss Holdings Ltd., 3.10%, 12/01/2051	135,000	86,711
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	380,000	388,480
Sands China Ltd., 5.40%, 08/08/2028 (c)	200,000	203,619
Total Consumer, Cyclical		802,029

CONSUMER, NON-CYCLICAL - 0.2%
Bacardi-Martini BV, 6.00%, 02/01/2035 (a)	350,000	363,181
BAT International Finance PLC
4.45%, 03/16/2028	740,000	745,749
5.93%, 02/02/2029	40,000	41,973
Imperial Brands Finance PLC, 5.50%, 02/01/2030 (a)	555,000	574,925
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	128,000	129,357
5.11%, 05/19/2043	174,000	167,439
5.30%, 05/19/2053	130,000	123,094
5.34%, 05/19/2063	84,000	77,935
Royalty Pharma PLC
5.15%, 09/02/2029	69,000	70,910
2.15%, 09/02/2031	191,000	168,032
5.95%, 09/25/2055	45,000	44,726
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	327,431
Triton Container International Ltd., 3.15%, 06/15/2031 (a)	446,000	401,831
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032	116,000	105,429
Total Consumer, Non-Cyclical		3,342,012

ENERGY - 1.2%
Abu Dhabi Future Energy Co. PJSC Masdar, 4.88%, 05/21/2030	1,000,000	1,017,236
Aker BP ASA
4.00%, 01/15/2031 (a)	500,000	482,645
3.10%, 07/15/2031 (a)	900,000	825,824
Canadian Natural Resources Ltd.
5.00%, 12/15/2029	265,000	271,775
5.85%, 02/01/2035	310,000	322,686
6.25%, 03/15/2038	200,000	212,124
Cenovus Energy, Inc.
4.65%, 03/20/2031	975,000	971,964
5.25%, 06/15/2037	77,000	74,761
3.75%, 02/15/2052	90,000	62,915
Ecopetrol SA, 8.63%, 01/19/2029	525,000	562,680
Enbridge, Inc.
4.60%, 06/20/2028	58,000	58,598
6.00%, 11/15/2028	540,000	567,473
Equinor ASA
5.13%, 06/03/2035	2,500,000	2,567,412
3.25%, 11/18/2049	1,000,000	697,038
Greensaif Pipelines Bidco Sarl, 6.51%, 02/23/2042 (a)	200,000	218,063
Petroleos Mexicanos
6.84%, 01/23/2030	440,000	446,821
6.70%, 02/16/2032	499,000	497,668
QatarEnergy, 2.25%, 07/12/2031 (a)	200,000	180,120
Raizen Fuels Finance SA, 6.95%, 03/05/2054 (a)	825,000	629,062
Santos Finance Ltd., 5.75%, 11/13/2035 (a)	59,000	58,672
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049 (a)	916,100	787,489
TotalEnergies Capital SA
4.72%, 09/10/2034	775,000	781,729
5.49%, 04/05/2054	825,000	797,708
5.43%, 09/10/2064	2,583,000	2,417,451
Var Energi ASA, 5.88%, 05/22/2030 (a)	1,250,000	1,301,140
Woodside Finance Ltd.
5.40%, 05/19/2030	236,000	242,334
5.10%, 09/12/2034	2,500,000	2,469,998
Total Energy		19,523,386

FINANCIAL - 5.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	150,000	147,961
African Development Bank, 5.75% to 08/07/2034 then 5 yr. CMT Rate + 1.58%, Perpetual	2,500,000	2,494,274
AIB Group PLC, 5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031 (a)	1,200,000	1,238,336
Amazon Conservation DAC, 6.03%, 01/16/2042 (a)	2,000,000	2,068,600
Arab Energy Fund
1.48%, 10/06/2026 (a)	1,200,000	1,175,471
5.43%, 05/02/2029 (a)	1,000,000	1,033,652
Banco Santander SA
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	200,000	206,954
5.13%, 11/06/2035	1,400,000	1,399,513
Bank of Montreal
7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,061,709
6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085	2,500,000	2,572,357
Bank of Nova Scotia, 6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085	2,625,000	2,691,336
Bank of Nova Scotia (The), 4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	273,000	265,984
Barclays PLC
2.28% to 11/24/2026 then 1 yr. CMT Rate + 1.05%, 11/24/2027	1,430,000	1,406,989
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035	400,000	377,442
BB Blue Financing DAC
4.40%, 09/20/2029	1,000,000	977,435
4.40%, 09/20/2037	1,000,000	973,565
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (a)	730,000	729,309
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027 (a)	440,000	434,494
BPCE SA
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (a)	550,000	574,523
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036 (a)	3,325,000	3,548,789
Brookfield Asset Management Ltd., 6.08%, 09/15/2055	1,000,000	1,022,202
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027 (a)	610,000	620,567
Canadian Imperial Bank of Commerce
6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	2,500,000	2,565,255
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085	2,600,000	2,710,388
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/2028	250,000	255,601
Credit Agricole Corporate & Investment Bank SA, 4.57%, 08/25/2030	1,000,000	997,514
Credit Agricole SA
5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)	500,000	513,309
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (a)	935,000	933,777
Deutsche Bank AG/New York NY
5.10% (SOFR + 1.22%), 11/16/2027	240,000	241,021
2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028	180,000	177,021
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,172,921
4.47% to 12/10/2030 then SOFR + 1.10%, 12/10/2031	150,000	149,489
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032	1,210,000	1,143,622
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	208,992
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	521,604
6.00%, 12/07/2033	975,000	1,033,877
Federation des Caisses Desjardins du Quebec
5.15%, 11/27/2028 (a)	600,000	621,663
4.57%, 08/26/2030 (a)	800,000	805,216
GPS Blue Financing DAC, 5.65%, 11/09/2041 (a)	1,000,000	993,300
HSBC Holdings PLC
5.24% to 05/13/2030 then SOFR + 1.57%, 05/13/2031	2,400,000	2,472,664
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031	200,000	200,617
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032	200,000	210,783
5.74% to 09/10/2035 then SOFR + 1.96%, 09/10/2036	2,650,000	2,727,882
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	219,060
ING Groep NV
5.07% to 03/25/2030 then SOFR + 1.23%, 03/25/2031	800,000	819,664
5.53% to 03/25/2035 then SOFR + 1.61%, 03/25/2036	325,000	337,513
International Development Association
4.38%, 11/27/2029 (a)	1,700,000	1,740,249
4.50%, 02/12/2035 (a)	1,425,000	1,451,387
International Finance Corp., 4.38%, 01/15/2027	1,000,000	1,007,089
Intesa Sanpaolo SpA
7.20%, 11/28/2033 (a)	1,000,000	1,142,036
7.80%, 11/28/2053 (a)	1,000,000	1,221,583
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	876,980
Lloyds Banking Group PLC
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030	200,000	209,609
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031	385,000	383,799
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	1,825,000	1,918,996
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (a)	8,000	7,940
Manulife Financial Corp., 4.99%, 12/11/2035	337,000	336,169
Meiji Yasuda Life Insurance Co., 5.80% to 09/11/2034 then 5 yr. CMT Rate + 3.03%, 09/11/2054 (a)	200,000	203,573
Mitsubishi UFJ Financial Group, Inc.
5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	672,309
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031	370,000	381,325
Mizuho Financial Group, Inc., 5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	303,659
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042 (a)	1,000,000	1,044,168
Nationwide Building Society, 5.13%, 07/29/2029 (a)	300,000	308,176
NatWest Group PLC
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030	202,000	206,155
8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,125,141
NatWest Markets PLC, 4.79%, 03/21/2028 (a)	202,000	205,261
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	180,702
Nordea Bank Abp, 5.38%, 09/22/2027 (a)	200,000	204,878
OMERS Finance Trust, 3.50%, 04/19/2032 (a)	1,000,000	959,564
Royal Bank of Canada
1.05%, 09/14/2026 (a)	1,000,000	980,986
4.85%, 12/14/2026 (a)	1,000,000	1,009,903
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028	203,000	204,733
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085	200,000	207,556
Santander UK Group Holdings PLC
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029	260,000	260,248
4.86% to 09/11/2029 then SOFR + 1.55%, 09/11/2030	380,000	384,539
Societe Generale SA
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (a)	760,000	769,641
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034 (a)	390,000	424,747
Sumitomo Mitsui Financial Group, Inc., 4.95% to 07/08/2032 then SOFR + 1.38%, 07/08/2033	1,655,000	1,685,227
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026 (a)	245,000	245,821
4.45%, 09/10/2027 (a)	211,000	212,854
Swedbank AB, 1.54%, 11/16/2026 (a)	213,000	208,700
Toronto-Dominion Bank, 4.93%, 10/15/2035	108,000	107,920
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual (a)	625,000	685,781
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	1,701,000	1,759,214
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	1,000,000	1,044,033
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (a)	285,000	264,415
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033 (a)	208,000	208,200
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual (a)	525,000	615,697
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034 (a)	1,000,000	1,090,848
7.00% to 08/05/2035 then USISSO05 + 3.30%, Perpetual (a)	1,650,000	1,684,167
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026 (a)	978,522	948,434
Total Financial		80,148,627

INDUSTRIAL - 0.3%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,000,000	1,033,740
BAE Systems PLC, 5.13%, 03/26/2029 (a)	585,000	601,385
Canadian Pacific Railway Co., 4.70%, 05/01/2048	83,000	73,054
Deere Funding Canada Corp., 4.15%, 10/09/2030	107,000	106,989
Embraer Netherlands Finance BV, 5.40%, 01/09/2038	47,000	46,426
Flex Ltd., 5.38%, 11/13/2035	89,000	88,791
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	90,000	94,425
Mexico City Airport Trust
4.25%, 10/31/2026 (a)	280,000	278,785
3.88%, 04/30/2028 (a)	200,000	195,612
5.50%, 07/31/2047 (a)	650,000	569,062
nVent Finance Sarl, 2.75%, 11/15/2031	302,000	272,039
Siemens Funding BV, 4.90%, 05/28/2032 (a)	202,000	208,102
Smurfit Westrock Financing DAC
5.42%, 01/15/2035	200,000	205,929
5.19%, 01/15/2036	1,000,000	1,007,103
Tyco Electronics Group SA, 5.00%, 05/09/2035	148,000	149,806
Waste Connections, Inc., 2.20%, 01/15/2032	176,000	155,380
Total Industrial		5,086,628

TECHNOLOGY - 0.0%(i)
IBM International Capital Pte Ltd., 4.75%, 02/05/2031	363,000	369,517

UTILITIES - 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028 (a)	200,000	190,695
Alfa Desarrollo SpA, 4.55%, 09/27/2051 (a)	196,896	158,410
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (c)	340,000	341,604
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054 (a)	2,225,000	2,306,751
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	1,900,000	1,903,133
Comision Federal de Electricidad
4.69%, 05/15/2029 (a)	400,000	396,234
6.45%, 01/24/2035 (a)	1,000,000	1,029,802
Consorcio Transmantaro SA, 4.70%, 04/16/2034 (a)	430,000	427,721
Enel Finance International NV, 5.13%, 06/26/2029 (a)	1,300,000	1,333,156
Eskom Holdings, 6.35%, 08/10/2028 (a)	200,000	207,128
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033 (a)	318,750	328,528
Total Utilities		8,623,162

TOTAL FOREIGN CORPORATE BONDS (Cost $122,148,400)		123,899,776

MUNICIPAL BONDS - 2.5%

ALASKA - 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	1,510,000	1,574,430

Arizona - 0.3%
Arizona Industrial Development Authority
3.25%, 07/01/2031 (Obligor: KIPP NYC Public Charter Schools)	650,000	593,423
4.94%, 10/01/2031 (Obligor: The Reinvestment Fund Inc)	1,000,000	1,010,713
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	2,500,000	2,456,579
Total Arizona		4,060,715

CALIFORNIA - 0.8%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	158,239
City & County of San Francisco CA
3.70%, 06/15/2026	2,500,000	2,501,474
5.77%, 06/15/2045	2,500,000	2,559,615
5.45%, 06/15/2064	1,000,000	967,854
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	708,968
City of Los Angeles CA
3.50%, 09/01/2037	315,000	279,756
4.80%, 09/01/2039	1,000,000	998,535
5.00%, 09/01/2042	1,000,000	984,411
City of Oakland CA, 5.79%, 07/15/2045	1,000,000	1,003,098
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.66%, 10/01/2027	1,400,000	1,421,554
San Jose Financing Authority, 4.66%, 05/01/2037	500,000	491,265
San Luis Obispo County Financing Authority, 5.57%, 09/01/2040	500,000	519,670
State of California, 7.35%, 11/01/2039	275,000	321,400
Total California		12,915,839

COLORADO - 0.0%(i)
Denver City & County Housing Authority, 4.13%, 06/01/2028 (Obligor: 4965 Washington Street Ll)	750,000	750,713

CONNECTICUT - 0.1%
Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Light & Power Co. (The))	1,000,000	892,251

HAWAII - 0.1%
City & County of Honolulu HI, 4.79%, 07/01/2032	1,130,000	1,172,503
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 01/01/2031	650,632	641,761
Total Hawaii		1,814,264

INDIANA - 0.0%(i)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Fort Wayne Obligated Group) (b)	234,358	24
Indiana Finance Authority, 3.05%, 01/01/2051 (Obligor: East End Crossing Partners LLC)	215,000	156,634
Total Indiana		156,658

MARYLAND - 0.1%
Maryland Economic Development Corp.
5.43%, 05/31/2056	915,000	878,702
5.94%, 05/31/2057 (Obligor: University of Maryland)	1,000,000	1,003,986
Montgomery County Housing Opportunities Commission, 5.42%, 12/01/2044	500,000	486,481
Total Maryland		2,369,169

MINNESOTA - 0.1%
Minnesota Housing Finance Agency, 5.95%, 08/01/2054	750,000	750,915
University of Minnesota, 4.05%, 04/01/2052	380,000	305,930
Total Minnesota		1,056,845

NEW HAMPSHIRE - 0.2%
New Hampshire Business Finance Authority
4.08%, 02/01/2029 (Obligor: Hanwha Q Cells USA, Inc.) (a)(d)	1,750,000	1,750,000
5.69%, 11/01/2045 (Obligor: Abilene Christian University)	750,000	744,099
Total New Hampshire		2,494,099

NEW JERSEY - 0.0%(i)
Morris County Improvement Authority, 1.05%, 06/15/2026	200,000	197,674
New Jersey Turnpike Authority, 7.41%, 01/01/2040	300,000	359,563
New Jersey		557,237

NEW YORK - 0.4%
City of New York NY
5.09%, 10/01/2049	750,000	705,608
5.39%, 10/01/2055	705,000	681,253
Freddie Mac Multifamily ML Certificates, 4.05%, 08/25/2038	966,458	921,975
Freddie Mac Multifamily Variable Rate Certificate, 3.15%, 10/15/2036	974,430	871,919
New York City Housing Development Corp.
4.27%, 02/01/2030	250,000	251,679
5.88%, 08/01/2045 (Obligor: Bay View Pact Llc)	1,200,000	1,206,695
5.88%, 02/01/2055	1,000,000	994,517
New York State Energy Research & Development Authority, 6.22%, 04/01/2040	600,000	618,354
United Nations Development Corp., 6.54%, 08/01/2055	450,000	480,181
Total Total New York		6,732,181

OHIO - 0.1%
Columbus Metropolitan Housing Authority, 5.05%, 04/01/2030	500,000	507,063
Toledo Lucas County Public Library, 4.75%, 12/01/2033	325,000	336,887
Toledo-Lucas County Port Authority, 5.85%, 11/15/2049	1,000,000	978,006
Total Ohio		1,821,956

OREGON - 0.1%
State of Oregon, 5.83%, 05/01/2045	1,000,000	1,047,230

PENNSYLVANIA - 0.1%
Redevelopment Authority of the City of Philadelphia, 5.23%, 09/01/2040	1,000,000	1,006,887

SOUTH DAKOTA - 0.0%(i)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	220,000	224,253

WISCONSIN - 0.0%(i)
Public Finance Authority, 5.29%, 07/01/2029 (Obligor: BlueHub Loan Fund, Inc.)	550,000	556,547

TOTAL MUNICIPAL BONDS (Cost $40,350,877)		40,031,274

FOREIGN GOVERNMENT AGENCIES - 1.5%

CANADA –-0.9%
Export Development Canada
3.88%, 02/14/2028	1,800,000	1,810,311
4.00%, 06/20/2030	4,075,000	4,113,188
4.75%, 06/05/2034	1,000,000	1,043,659
Province of British Columbia Canada, 4.20%, 07/06/2033	260,000	258,081
Province of Ontario Canada
1.13%, 10/07/2030	2,500,000	2,200,520
5.05%, 04/24/2034	1,000,000	1,045,777
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	987,883
1.90%, 04/21/2031	1,000,000	899,493
4.50%, 09/08/2033	1,000,000	1,012,290
4.25%, 09/05/2034	2,000,000	1,975,015
Total Canada		15,346,217

FRANCE - 0.1%
Caisse d'Amortissement de la Dette Sociale, 4.88%, 09/19/2026 (a)	1,000,000	1,007,180

HONDURAS - 0.1%
Central American Bank for Economic Integration, 4.75%, 01/24/2028 (a)	1,000,000	1,016,475

ITALY - 0.0%(i)
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029 (a)	200,000	210,707
4.38%, 10/01/2030 (a)	200,000	200,046
Total Italy		410,753

JAPAN - 0.1%
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	1,011,395
Japan International Cooperation Agency, 4.25%, 05/22/2030	470,000	475,766
Total Japan		1,487,161

NETHERLANDS - 0.2%
BNG Bank NV, 3.50%, 05/19/2028 (a)	1,000,000	996,606
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028 (a)	1,500,000	1,511,627
4.38%, 02/28/2029 (a)	1,000,000	1,019,910
Total Netherlands		3,528,143

SAUDI ARABIA - 0.1%
Arab Energy Fund, 5.43%, 05/02/2029 (l)	1,695,000	1,751,845

SOUTH KOREA - 0.0%(i)
Korea National Oil Corp.
4.75%, 04/03/2026 (a)	200,000	200,322
4.88%, 04/03/2028 (a)	205,000	209,009
Total South Korea		409,331

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $24,776,615)		24,957,105

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%

BERMUDA - 0.0%(i)
Bermuda Government International Bond, 2.38%, 08/20/2030 (a)	200,000	181,200

BRAZIL - 0.1%
Brazilian Government International Bond, 5.50%, 02/04/2033	1,000,000	985,700

CANADA - 0.2%
Canada Government International Bond, 4.00%, 03/18/2030	1,000,000	1,010,428
CDP Financial, Inc., 1.00%, 05/26/2026 (a)	1,000,000	989,123
OMERS Finance Trust, 4.00%, 04/19/2052 (a)	1,000,000	766,057
Total Canada		2,765,608

HUNGARY - 0.0%(i)
Hungary Government International Bond, 5.38%, 09/26/2030 (a)	460,000	472,400

INDONESIA - 0.1%
Indonesia Government International Bond
3.50%, 01/11/2028	280,000	277,358
5.60%, 01/15/2035	1,090,000	1,151,522
Total Indonesia		1,428,880

ISRAEL - 0.1%
Israel Government International Bond, 5.38%, 02/19/2030	917,000	948,470

ITALY - 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/2049	1,000,000	765,484
3.88%, 05/06/2051	200,000	146,808
Total Italy		912,292

MEXICO - 0.1%
Mexico Government International Bond
5.38%, 03/22/2033	200,000	198,200
6.00%, 05/07/2036	461,000	466,993
6.88%, 05/13/2037	933,000	995,511
6.63%, 01/29/2038	200,000	208,700
4.28%, 08/14/2041	260,000	208,780
Total Mexico		2,078,184

OMAN - 0.0%(i)
Oman Government International Bond, 4.75%, 06/15/2026 (a)	815,000	815,341

PANAMA - 0.0%(i)
Panama Government International Bond, 6.70%, 01/26/2036	100,000	107,460

PERU - 0.0%(i)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	98,659

POLAND - 0.0%(i)
Republic of Poland Government International Bond, 5.38%, 02/12/2035	715,000	741,204

ROMANIA - 0.1%
Romanian Government International Bond, 5.75%, 09/16/2030 (a)	1,770,000	1,825,728

SAUDI ARABIA - 0.0%(i)
Saudi Government International Bond, 5.13%, 01/13/2028 (a)	755,000	771,031

SERBIA - 0.1%
Serbia International Bond
2.13%, 12/01/2030 (a)	370,000	323,061
6.00%, 06/12/2034 (a)	850,000	878,762
Total Serbia		1,201,823

SOUTH KOREA - 0.1%
Korea Electric Power Corp., 4.13%, 11/12/2030 (a)	1,000,000	996,654

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $16,444,316)		16,330,634

SUPRANATIONAL BONDS - 1.0%
African Development Bank
4.13%, 02/25/2027	1,000,000	1,005,243
3.50%, 09/18/2029	1,000,000	993,671
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,481,566
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,008,030
Corp. Andina de Fomento, 5.00%, 01/24/2029	365,000	375,948
European Investment Bank
2.38%, 05/24/2027	1,000,000	983,825
0.63%, 10/21/2027	700,000	664,612
3.25%, 11/15/2027	1,110,000	1,104,467
0.75%, 09/23/2030	1,000,000	870,684
Inter-American Development Bank, 1.13%, 07/20/2028	383,000	360,179
International Bank for Reconstruction & Development
0.00%, 03/31/2027 (g)	1,000,000	952,794
0.75%, 11/24/2027	345,000	327,466
0.00% (N/A), 03/31/2028 (d)	1,000,000	990,830
1.09%, 03/31/2032 (c)	2,500,000	2,502,907
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026 (l)	1,000,000	991,552
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000	872,245
OPEC Fund for International Development (The), 4.50%, 01/26/2026 (a)	1,000,000	1,000,224
TOTAL SUPRANATIONAL BONDS (Cost $16,723,147)		16,486,243

BANK LOANS - 0.1%

UTILITIES - 0.1%
Constellation Renewables LLC, Senior Secured First Lien, 5.82% (3 mo. SOFR US + 2.00%), 12/15/2027 (Cost $792,661)	795,593	797,916

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 11.0%
iShares 10-20 Year Treasury Bond ETF	467,762	47,557,363
iShares Core U.S. Aggregate Bond ETF	1,292,347	129,079,618
TOTAL EXCHANGE-TRADED FUNDS (Cost $174,062,982)		176,636,981

PREFERRED STOCKS - 0.1%

FINANCIAL - 0.1%
Gladstone Investment Corp., 4.88%, 11/01/2028 (m) (Cost $1,830,000)	73,200	1,746,552

SHORT-TERM INVESTMENTS - 0.7%
BlackRock Liquidity FedFund - Institutional Class, 3.65% (n) (Cost $11,886,448)	11,886,448	11,886,448

TOTAL INVESTMENTS - 99.4% (Cost $1,615,819,976)		$1,603,395,439
OTHER ASSETS AND LIABILITIES, NET - 0.6%		9,979,873
NET ASSETS - 100.0%		$1,613,375,312
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $434,934,236 or 27.0% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Step coupon bond. Coupon rate increases or decreases in increments to maturity. The rate disclosed is as of December 31, 2025. Maturity date shown is the final maturity.
(d)
Adjustable or floating rate security. Rate shown reflects rate in effect at period-end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Interest only security.
(g)	Zero coupon bonds make no periodic interest payments.
(h)	A portion of this security is pledged as collateral for open derivatives positions. As of December 31, 2025, the value of these securities was $481,184, representing 0.0% of net assets.
(i)	Represents less than 0.05% of net assets.
(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2025.

(l)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of December 31, 2025, the value of these securities total $2,743,397 or 0.2% of the Fund’s net assets.

(m)	Non-income producing security.
(n)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
AMERIBOR	American Interbank Offered Rate
ASA	Advanced Subscription Agreement
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Rate
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal

Futures contracts open at December 31, 2025:
Description	Type	Contracts	Expiration Date	Notional Amount	Total Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 6.3%
U.S. Treasury Ultra 10 Year Notes	Long	122,000	03/20/2026	$14,031,906	$(48,511)
U.S. Treasury 10 Year Notes	Long	145,000	03/20/2026	16,303,438	503
U.S. Treasury 2 Year Notes	Long	330,000	03/31/2026	34,450,195	6,841
U.S. Treasury 5 Year Notes	Long	330,000	03/31/2026	36,070,547	(96,774)
				$100,856,086	$(137,941)
CONTRACTS SOLD - (0.3)%
U.S. Treasury Long Bonds	Long	(6,000)	03/20/2026	$(693,562)	$12,179
U.S. Treasury Ultra Bonds	Long	(38,000)	03/20/2026	(4,484,000)	(8,371)
				$(5,177,562)	$3,808
				$95,678,524	$(134,133)

Swap contracts open at December 31, 2025:

Centrally Cleared Credit Default Swap Agreements
Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Payment Frequency	Credit Spread at December 31, 2025 (basis points)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.000%	Quarterly	39.830	12/20/2030	$6,613	$149,743	$147,740	$2,003

Centrally Cleared Interest Rate Swap Agreements
Payments Made by the Fund	Payments Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.699%	12M SOFR(a)	Monthly	09/25/2026	$515	$(4,271)	$23	$(4,294)

(a) The current rate shown as of December 26, 2025 was 3.76%.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Corporate Bonds	$–	$370,117,511	$–	$370,117,511
U.S. Government Agencies	–	285,544,495	–	285,544,495
Asset-Backed Securities	–	231,869,766	–	231,869,766
U.S. Government Obligations	–	177,661,891	–	177,661,891
Commercial Mortgage-Backed Securities	–	125,428,847	–	125,428,847
Foreign Corporate Bonds	–	123,899,776	–	123,899,776
Municipal Bonds	–	40,031,274	–	40,031,274
Foreign Government Agencies	–	24,957,105	–	24,957,105
Foreign Government Obligations	–	16,330,634	–	16,330,634
Supranational Bonds	–	16,486,243	–	16,486,243
Bank Loans	–	797,916	–	797,916
Exchange-Traded Funds	176,636,981	–	–	176,636,981
Preferred Stocks	1,746,552	–	–	1,746,552
Money Market Funds	11,886,448	–	–	11,886,448
Total Investments*	$190,269,981	$1,413,125,458	$–	$1,603,395,439

Other Financial Instruments**:
Futures Contracts	$19,523	$–	$–	$19,523
Credit Default Swap Agreements	–	2,003	–	2,003
Total - Other Financial Instruments	$19,523	$2,003	$–	$21,526

Liabilities:
Other Financial Instruments**:
Futures Contracts	$(153,656)	$–	$–	$(153,656)
Interest Rate Swap Agreements	–	(4,294)	–	(4,294)
Total - Other Financial Instruments	$(153,656)	$(4,294)	$–	$(157,950)

* See Schedule of Investments for additional detailed categorizations.
** Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

PFM Multi-Manager Series Trust
Notes to Schedule of Investments (unaudited)
December 31, 2025

Organization

PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), First American Multi-Manager International Equity Fund (International Equity Fund) and First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of December 31, 2025, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.

Level 3 –	Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, U.S. Bancorp Asset Management, Inc. (USBAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policy and the Adviser’s valuation procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts

The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.

Swap Contracts

Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps, the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.